UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak,

Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Bank Loans (11.1%)[a]	Value
Basic Materials (0.6%)
	Alpha Natural Resources, Inc., Term Loan
$39,395	3.500%, 5/22/2020	$17,157
	Fortescue Metals Group, Ltd., Term Loan
126,467	3.750%, 6/30/2019	103,150
	Ineos US Finance, LLC, Term Loan
89,504	3.750%, 12/15/2020	86,595
	NewPage Corporation, Term Loan
88,136	9.500%, 2/11/2021	47,483
	Tronox Pigments BV, Term Loan
83,575	4.250%, 3/19/2020	72,775
	Wausau Paper Corporation, Term Loan
73,885	6.500%, 7/30/2020	73,516

	Total	400,676

Capital Goods (0.5%)
	ADS Waste Holdings, Inc., Term Loan
86,581	3.750%, 10/9/2019	85,200
	Berry Plastics Group, Inc., Term Loan
119,013	3.500%, 2/8/2020	117,804
	Rexnord, LLC, Term Loan
90,160	4.000%, 8/21/2020	89,244
	Silver II Borrower, Term Loan
84,637	4.000%, 12/13/2019	76,950

	Total	369,198

Communications Services (3.9%)
	Altice Financing SA, Term Loan
87,281	5.250%, 2/4/2022	86,736
	Atlantic Broadband Penn, LLC, Term Loan
146,709	3.250%, 11/30/2019	145,304
	Birch Communication, Inc., Term Loan
87,438	7.750%, 7/17/2020	87,219
	Cengage Learning Acquisitions, Term Loan
57,719	7.000%, 3/31/2020	57,185
	Charter Communications Operating, LLC, Term Loan
73,066	3.000%, 7/1/2020	72,107
44,965	3.000%, 1/3/2021	44,167
	Cincinnati Bell, Inc., Term Loan
90,160	4.000%, 9/10/2020	89,747
	CommScope, Inc., Term Loan
109,725	3.750%, 12/29/2022	109,771
	CSC Holdings, LLC, Term Loan
37,500	0.000%, 9/25/2022[b,c]	37,256
	Fairpoint Communications, Term Loan
89,925	7.500%, 2/14/2019	90,131
	Grande Communications Networks, LLC, Term Loan
89,932	4.500%, 5/29/2020	89,257
	Gray Television, Inc., Term Loan
151,351	3.750%, 6/13/2021	150,708
	Hargray Communications Group, Inc., Term Loan
148,216	5.250%, 6/26/2019	148,402
	iHeartCommunications, Inc., Term Loan
92,000	6.944%, 1/30/2019	76,130

Principal Amount	Bank Loans (11.1%)[a]	Value
Communications Services (3.9%) - continued
	IMG Worldwide, Inc., Term Loan
$84,124	5.250%, 5/6/2021	$83,598
	Integra Telecom Holdings, Inc., Term Loan
89,934	5.250%, 8/14/2020	89,316
	Intelsat Jackson Holdings SA, Term Loan
119,444	3.750%, 6/30/2019	116,070
	Level 3 Communications, Inc., Term Loan
121,000	4.000%, 8/1/2019	120,879
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
105,000	4.500%, 1/7/2022	101,654
	LTS Buyer, LLC, Term Loan
106,942	4.000%, 4/13/2020	104,804
	MCC Georgia, LLC, Term Loan
69,125	3.750%, 6/30/2021	68,762
	NEP/NCP Holdco, Inc., Term Loan
90,168	4.250%, 1/22/2020	88,139
	NTelos, Inc., Term Loan
89,914	5.750%, 11/9/2019	89,634
	Numericable US, LLC, Term Loan
75,000	4.000%, 7/29/2022	73,462
	SBA Senior Finance II, LLC, Term Loan
98,750	3.250%, 3/24/2021	97,420
	TNS, Inc., Term Loan
55,619	5.000%, 2/14/2020	55,515
	Univision Communications, Inc., Term Loan
89,903	4.000%, 3/1/2020	89,256
	Virgin Media Investment Holdings, Ltd., Term Loan
46,459	3.500%, 6/30/2023	45,733
	WideOpenWest Finance, LLC, Term Loan
78,692	4.500%, 4/1/2019	77,844
	XO Communications, LLC, Term Loan
98,599	4.250%, 3/20/2021	97,711
	Yankee Cable Acquisition, LLC, Term Loan
85,889	3.444%, 3/1/2020	85,540
	Zayo Group, LLC, Term Loan
78,683	3.750%, 7/2/2019	78,120

	Total	2,847,577

Consumer Cyclical (1.9%)
	Amaya Gaming Group, Inc., Term Loan
136,128	5.000%, 8/1/2021	133,745
	Burlington Coat Factory Warehouse Corporation, Term Loan
117,246	4.250%, 8/13/2021	117,244
	Ceridian HCM Holding, Inc., Term Loan
44,223	4.500%, 9/15/2020	41,819
	Dollar Tree, Inc., Term Loan
62,500	3.500%, 7/6/2022	62,491
	FCA US, LLC, Term Loan
59,100	3.250%, 12/31/2018	58,509
	Golden Nugget, Inc., Delayed Draw
10,287	5.500%, 11/21/2019	10,297
	Golden Nugget, Inc., Term Loan
24,003	5.500%, 11/21/2019	24,026

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Bank Loans (11.1%)[a]	Value
Consumer Cyclical (1.9%) - continued
	Hilton Worldwide Finance, LLC, Term Loan
$81,357	3.500%, 10/26/2020	$81,086
	J.C. Penney Corporation, Inc., Term Loan
89,930	6.000%, 5/22/2018	89,312
	Las Vegas Sands, LLC, Term Loan
19,650	3.250%, 12/19/2020	19,441
	Marina District Finance Company, Inc., Term Loan
38,037	6.500%, 8/15/2018	38,274
	MGM Resorts International, Term Loan
127,514	3.500%, 12/20/2019	126,430
	Michaels Stores, Inc., Term Loan
69,300	4.000%, 1/28/2020	69,312
	Mohegan Tribal Gaming Authority, Term Loan
77,991	5.500%, 6/15/2018	77,577
	Pinnacle Entertainment, Inc., Term Loan
62,403	3.750%, 8/13/2020	62,302
	ROC Finance, LLC, Term Loan
90,160	5.000%, 6/20/2019	85,371
	Scientific Games International, Inc., Term Loan
90,390	6.000%, 10/18/2020	89,115
	Seminole Hard Rock Entertainment, Inc., Term Loan
148,106	3.500%, 5/14/2020	145,144
	Seminole Indian Tribe of Florida, Term Loan
53,226	3.000%, 4/29/2020	52,982

	Total	1,384,477

Consumer Non-Cyclical (1.5%)
	Albertsons, Inc., Term Loan
140,029	5.375%, 3/21/2019	139,970
	Catalina Marketing Corporation, Term Loan
59,250	4.500%, 4/9/2021	50,659
	CHS/Community Health Systems, Inc., Term Loan
12,362	3.575%, 12/31/2018	12,338
11,602	3.750%, 1/27/2021	11,576
21,347	4.000%, 1/27/2021	21,342
	Endo Luxembourg Finance I Co Sarl, Term Loan
100,000	3.750%, 9/26/2022[b,c]	99,594
	JBS USA, LLC, Term Loan
60,652	3.750%, 5/25/2018	60,349
39,496	3.750%, 9/18/2020	39,266
25,000	1.500%, 9/19/2022	24,989
	Libbey Glass, Inc., Term Loan
123,438	3.750%, 4/9/2021	122,975
	LTF Merger Sub, Inc., Term Loan
74,813	4.250%, 6/10/2022	74,423
	McGraw-Hill Global Education Holdings, LLC, Term Loan
76,965	4.750%, 3/22/2019	76,997
	Ortho-Clinical Diagnostics, Inc., Term Loan
123,562	4.750%, 6/30/2021	121,090

Principal Amount	Bank Loans (11.1%)[a]	Value
Consumer Non-Cyclical (1.5%) - continued
	Roundy’s Supermarkets, Inc., Term Loan
$68,967	5.750%, 3/3/2021	$60,058
	Supervalu, Inc., Term Loan
129,356	4.500%, 3/21/2019	129,411
	Visant Corporation, Term Loan
52,792	7.000%, 9/23/2021	48,481

	Total	1,093,518

Energy (0.6%)
	Arch Coal, Inc., Term Loan
89,913	6.250%, 5/16/2018	50,576
	Aria Energy Operating, LLC, Term Loan
44,409	5.000%, 5/27/2022	43,632
	Energy Solutions, LLC, Term Loan
84,407	6.750%, 5/29/2020	82,719
	Exgen Renewables I, LLC, Term Loan
35,698	5.250%, 2/6/2021	35,698
	McJunkin Red Man Corporation, Term Loan
56,721	4.750%, 11/8/2019	55,256
	MEG Energy Corporation, Term Loan
74,420	3.750%, 3/31/2020	69,397
	Offshore Group Investment, Ltd., Term Loan
98,585	5.750%, 3/28/2019	31,124
	Pacific Drilling SA, Term Loan
67,448	4.500%, 6/3/2018	39,722

	Total	408,124

Financials (0.7%)
	Delos Finance Sarl, Term Loan
100,000	3.500%, 3/6/2021	99,625
	DJO Finance, LLC, Term Loan
60,000	4.250%, 6/7/2020	59,725
	Harland Clarke Holdings Corporation, Term Loan
86,825	7.000%, 5/22/2018	86,500
	MPH Acquisition Holdings, LLC, Term Loan
124,766	3.750%, 3/31/2021	123,113
	TransUnion, LLC, Term Loan
59,100	3.500%, 4/9/2021	58,435
	WaveDivision Holdings, LLC, Term Loan
110,502	4.000%, 10/15/2019	110,179

	Total	537,577

Technology (0.7%)
	Avago Technologies, Ltd., Term Loan
85,852	3.750%, 5/6/2021	85,726
	BMC Software, Inc., Term Loan
87,195	5.000%, 9/10/2020	79,043
	First Data Corporation, Term Loan
92,000	3.696%, 3/23/2018	91,166
50,000	3.696%, 9/24/2018	49,475
	Freescale Semiconductor, Inc., Term Loan
89,937	4.250%, 2/28/2020	89,825
	Merrill Communications, LLC, Term Loan
54,671	6.250%, 6/1/2022	54,261

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Bank Loans (11.1%)[a]	Value
Technology (0.7%) - continued
	SS&C European Holdings SARL, Term Loan
$6,906	4.000%, 7/8/2022	$6,910
43,655	4.000%, 7/8/2022	43,682

	Total	500,088

Transportation (0.4%)
	American Airlines, Inc., Term Loan
90,390	3.250%, 6/27/2020	89,396
	Delta Airlines, Inc., Term Loan
100,000	3.250%, 8/24/2022	99,975
	OSG Bulk Ships, Inc., Term Loan
93,812	5.250%, 8/5/2019	92,757

	Total	282,128

Utilities (0.3%)
	Calpine Corporation, Term Loan
59,399	4.000%, 10/31/2020	59,232
88,660	3.500%, 5/27/2022	87,133
	Intergen NV, Term Loan
89,930	5.500%, 6/15/2020	82,586

	Total	228,951

	Total Bank Loans (cost $8,384,559)	8,052,314

Shares	Common Stock (61.9%)	Value
Consumer Discretionary (9.4%)
300	ABC-MART, Inc.	16,771
1,500	Aisan Industry Company, Ltd.	13,764
500	Aisin Seiki Company, Ltd.	16,776
1,130	Amazon.com, Inc.[d]	578,436
760	AutoZone, Inc.[d]	550,111
300	Bayerische Motoren Werke AG	20,632
2,100	Berkeley Group Holdings plc	106,303
5,940	Best Buy Company, Inc.	220,493
3,120	BorgWarner, Inc.	129,761
500	Brembo SPA	19,343
600	Bridgestone Corporation	20,764
3,000	Calsonic Kansei Corporation	22,528
3,016	Cedar Fair, LP	158,672
800	Chiyoda Company, Ltd.	25,669
1,500	Cineworld Group plc	12,615
15,818	Comcast Corporation	899,728
900	Compass Group plc	14,375
400	Daiichikosho Company, Ltd.	14,178
10,000	Debenhams plc	11,969
4,000	Echo Entertainment Group, Ltd.	13,687
7,900	EDION Corporation	54,225
1,100	Electrolux AB	31,082
44,700	Enterprise Inns plc[d]	73,309
500	Eutelsat Communications	15,336
4,660	Ford Motor Company	63,236
1,560	General Motors Company	46,831
1,000	Geo Holdings Corporation	15,979
6,000	Gunze, Ltd.	18,150
3,300	Hakuhodo Dy Holdings, Inc.	31,287
1,290	Harman International Industries, Inc.	123,827
2,900	Haseko Corporation	32,852
2,700	Heiwa Corporation	46,306
4,900	Honda Motor Company, Ltd.	146,249
200	Hugo Boss AG	22,488
2,500	Informa plc	21,286
900	Intertek Group plc	33,212
4,070	Jarden Corporationd	198,942

Shares	Common Stock (61.9%)	Value
Consumer Discretionary (9.4%) - continued
2,600	JB Hi-Fi, Ltd.	$35,014
900	JM AB	24,208
2,388	Las Vegas Sands Corporation	90,672
2,000	Luk Fook Holdings International, Ltd.	5,013
15,400	Marston’s plc	34,932
6,674	MDC Partners, Inc.	123,002
1,570	NIKE, Inc.	193,063
2,800	NOK Corporation	60,580
2,200	Oxford Industries, Inc.	162,536
2,000	PanaHome Corporation	13,006
1,200	Papa John’s International, Inc.	82,176
3,400	Papa Murphy’s Holdings, Inc.[d]	49,912
3,200	Persimmon plc	97,396
100	Priceline Group, Inc.[d]	123,686
900	SES SA	28,403
1,500	SHOWA Corporation	11,960
1,100	Sports Direct International plc[d]	12,620
9,634	Starbucks Corporation	547,596
5,000	Sumitomo Forestry Company, Ltd.	56,005
2,300	Sumitomo Rubber Industries, Ltd.	31,927
2,000	Takashimaya Company, Ltd.	16,160
500	Tamron Company, Ltd.	9,134
7,870	Target Corporation	619,054
4,720	Toll Brothers, Inc.[d]	161,613
10,960	Tuesday Morning Corporation[d]	59,294
5,300	UBM plc	39,021
400	Valora Holding AG	76,164
3,000	Wacoal Holdings Corporation	35,895
3,800	WH Smith plc	90,077
3,500	WPP plc	72,866
700	Yokohama Rubber Company, Ltd.	12,346

	Total	6,816,503

Consumer Staples (3.4%)
800	AarhusKarlshamn AB	51,953
3,418	Anheuser-Busch InBev NV ADR	363,402
2,200	Axfood AB	36,342
502	Bakkafrost PF	16,046
200	British American Tobacco plc	11,035
1,900	Britvic plc	19,526
200	Carlsberg AS	15,368
10,000	Coca-Cola Company	401,200
4,000	Coca-Cola HBC AG	84,674
400	Cranswick plc	9,657
700	Henkel AG & Company KGaA	61,872
4,700	Imperial Tobacco Group plc	242,984
1,700	Japan Tobacco, Inc.	52,734
1,000	Jeronimo Martins SGPS SA	13,496
1,700	Kao Corporation	77,063
100	Kerry Group plc	7,523
9,100	Koninklijke Ahold NV	177,524
400	KOSE Corporation	36,508
2,500	Nestle SA	188,014
1,000	Nippon Meat Packers, Inc.	20,407
2,900	Nisshin Oillio Group, Ltd.	10,510
5,010	Philip Morris International, Inc.	397,443
400	Royal Unibrew AS	14,977
2,835	SalMar ASA	44,816
1,500	Suedzucker AG	27,278
300	Sugi Holdings Company, Ltd.	13,465
2,800	Swedish Match AB	84,640
100	TSURUHA Holdings, Inc.	8,618

	Total	2,489,075

Energy (4.7%)
600	Azrieli Group, Ltd.	23,986

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (61.9%)	Value
Energy (4.7%) - continued
15,870	Cobalt International Energy, Inc.[d]	$112,360
1,160	Concho Resources, Inc.[d]	114,028
5,940	EOG Resources, Inc.	432,432
5,290	EQT Corporation	342,633
6,400	ERG SPA	89,515
1,100	Idemitsu Kosan Company, Ltd.	16,850
18,000	Kinder Morgan, Inc.	498,240
1,100	Royal Dutch Shell plc	26,092
6,700	Royal Dutch Shell plc ADR, Class A	317,513
3,245	Royal Dutch Shell plc, Class B	76,729
3,100	Showa Shell Sekiyu KK	24,437
12,900	Spectra Energy Corporation	338,883
5,000	TonenGeneral Sekiyu KK	48,455
7,600	Total SA ADR	339,796
69,710	Weatherford International, Ltd.[d]	591,141
2,000	Woodside Petroleum, Ltd.	40,933

	Total	3,434,023

Financials (19.0%)
500	Acadia Realty Trust	15,035
850	Affiliated Managers Group, Inc.[d]	145,342
500	Agree Realty Corporation	14,925
3,322	Alexandria Real Estate Equities, Inc.	281,274
3,100	Allianz SE	486,991
1,300	American Capital Agency Corporation	24,310
1,538	American Realty Capital Properties, Inc.	11,873
2,500	Annaly Capital Management, Inc.	24,675
1,400	Apartment Investment & Management Company	51,828
8,250	Apollo Investment Corporation	45,210
3,800	Ares Capital Corporation	55,024
9,280	Assured Guaranty, Ltd.	232,000
8,300	Australia & New Zealand Banking Group, Ltd.	158,581
1,100	AvalonBay Communities, Inc.	192,302
13,700	Bank Hapoalim, Ltd.	68,940
7,785	Bank Leumi Le-Israel BMd	29,059
3,603	Bank of Queensland, Ltd.	29,496
24,000	Bank of Yokohama, Ltd.	145,873
2,400	Bendigo and Adelaide Bank, Ltd.	16,773
8,400	BinckBank NV	69,387
2,000	BioMed Realty Trust, Inc.	39,960
7,282	Blackstone Group, LP	230,621
400	Bluerock Residential Growth REIT, Inc.	4,792
300	Bolsas y Mercados Espanoles SA	10,149
2,106	Boston Properties, Inc.	249,350
8,898	Brixmor Property Group, Inc.	208,925
3,360	Camden Property Trust	248,304
5,280	Capital One Financial Corporation	382,906
3,602	Capital Shopping Centres Group plc	17,978
11,200	CapitaMall Trust	14,976
625	Care Capital Properties, Inc.	20,581
11,060	Charles Schwab Corporation	315,874
356	Chesapeake Lodging Trust	9,277
4,000	Chiba Bank, Ltd.	28,404
11,650	Citigroup, Inc.	577,957
3,500	CNP Assurances	48,632
150	CoreSite Realty Corporation	7,716
2,300	CubeSmart	62,583
400	CyrusOne, Inc.	13,064
9,980	DDR Corporation	153,492
16,400	DEXUS Property Group	82,704
950	Digital Realty Trust, Inc.	62,054
13,366	Direct Line Insurance Group plc	75,841

Shares	Common Stock (61.9%)	Value
Financials (19.0%) - continued
3,517	DnB ASA	$45,772
5,500	Duke Realty Corporation	104,775
500	DuPont Fabros Technology, Inc.	12,940
3,510	E*TRADE Financial Corporation[d]	92,418
3,370	Encore Capital Group, Inc.[d]	124,690
700	EPR Properties	36,099
400	Equinix, Inc.	109,360
1,000	Equity Lifestyle Properties, Inc.	58,570
3,208	Equity Residential	240,985
600	Essex Property Trust, Inc.	134,052
450	Extra Space Storage, Inc.	34,722
200	Federal Realty Investment Trust	27,290
8,400	FlexiGroup, Ltd.	13,927
10,000	Frasers Centrepoint Trust	13,396
24,000	Fukuoka Financial Group, Inc.	114,309
4,439	General Growth Properties, Inc.	115,281
500	Geo Group, Inc.	14,870
1,400	Hamborner REIT AG	13,532
3,000	Hang Seng Bank, Ltd.	54,115
1,400	Hannover Rueckversicherung SE	143,404
2,700	HCP, Inc.	100,575
2,157	Health Care REIT, Inc.	146,072
2,100	Healthcare Trust of America, Inc.	51,471
2,500	Henderson Land Development Company, Ltd.	14,949
1,400	Highwoods Properties, Inc.	54,250
6,000	Hokuhoku Financial Group, Inc.	13,738
1,000	Hospitality Properties Trust	25,580
9,240	Host Hotels & Resorts, Inc.	146,084
68,092	HSBC Holdings plc	513,665
200	Hudson Pacific Properties, Inc.	5,758
3,100	Hufvudstaden AB	40,620
24,000	Hysan Development Company, Ltd.	99,933
900	IG Group Holdings plc	10,489
10,614	Intermediate Capital Group plc	83,021
1,650	Invesco Mortgage Capital, Inc.	20,196
10,538	Invesco, Ltd.	329,102
7,000	Investa Office Fund	19,461
15,000	Investec plc	114,853
1,100	Iron Mountain, Inc.	34,122
8	Japan Logistics Fund, Inc.	14,377
400	Julius Baer Group, Ltd.	18,165
28,570	KeyCorp	371,696
500	Kilroy Realty Corporation	32,580
4,400	Kimco Realty Corporation	107,492
267	Lamar Advertising Company	13,932
700	LaSalle Hotel Properties	19,873
300	Liberty Property Trust	9,453
17,500	Link REIT	96,345
1,900	London Stock Exchange Group plc	69,643
1,175	Macerich Company	90,264
2,100	Medical Properties Trust, Inc.	23,226
7,602	MetLife, Inc.	358,434
800	Mid-America Apartment Communities, Inc.	65,496
800	Muenchener Rueckversicherungs-Gesellschaft AG	149,412
500	National Health Investors, Inc.	28,745
1,800	National Retail Properties, Inc.	65,286
52,000	New World Development Company, Ltd.	50,642
20,788	Nordea Bank AB	231,922
2,800	NorthStar Realty Finance Corporation	34,580
4,000	Ogaki Kyoritsu Bank, Ltd.	15,760
4,200	Old Mutual plc	12,037

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (61.9%)	Value
Financials (19.0%) - continued
1,000	Omega Healthcare Investors, Inc.	$35,150
500	Outfront Media, Inc.	10,400
5,400	Oversea-Chinese Banking Corporation, Ltd.	33,438
4,024	PacWest Bancorp	172,267
1,200	Parkway Properties, Inc.	18,672
1,200	Physicians Realty Trust	18,108
6,580	Prologis, Inc.	255,962
1,318	Public Storage, Inc.	278,928
700	Realty Income Corporation	33,173
700	Regency Centers Corporation	43,505
2,600	Renasant Corporation	85,410
5,300	Resona Holdings, Inc.	27,005
400	Retail Opportunity Investments Corporation	6,616
1,997	RLJ Lodging Trust	50,464
150	Sabra Healthcare REIT, Inc.	3,477
300	Sampo Oyj	14,519
2,000	Schroders plc	84,984
200	Senior Housing Property Trust	3,240
2,624	Simon Property Group, Inc.	482,081
14,000	Skandinaviska Enskilda Banken AB	149,733
500	SL Green Realty Corporation	54,080
3,250	Solar Capital, Ltd.	51,415
367	Sovran Self Storage, Inc.	34,608
5,300	Spirit Realty Captial, Inc.	48,442
40,800	Stockland	110,846
395	Store Capital Corporation	8,161
2,000	Strategic Hotels & Resorts, Inc.[d]	27,580
15,000	Sumitomo Mitsui Trust Holdings, Inc.	54,976
1,500	Summit Hotel Properties, Inc.	17,505
3,200	Swiss Re AG	274,551
500	Talanx AG	14,979
1,033	Tanger Factory Outlet Centers, Inc.	34,058
200	Taubman Centers, Inc.	13,816
6,100	UBS Group AG	112,778
2,300	UDR, Inc.	79,304
4,719	UNIQA Insurance Group AG	40,919
9,300	United Overseas Bank, Ltd.	121,431
1,400	Urban Edge Properties	30,226
2,500	Ventas, Inc.	140,150
2,520	Vornado Realty Trust	227,858
1,600	Wallenstam AB	13,156
17,900	Wing Tai Holdings, Ltd.	21,030
600	WP Carey, Inc.	34,686
5,700	Zions Bancorporation	156,978
500	Zurich Insurance Group AG	122,753

	Total	13,826,262

Health Care (6.3%)
12,090	Abbott Laboratories	486,260
1,460	Actavis, Inc.[d]	396,843
200	Actelion, Ltd.	25,419
3,200	Akorn, Inc.[d]	91,216
2,220	Alexion Pharmaceuticals, Inc.[d]	347,186
2,370	Amgen, Inc.	327,818
1,500	Astellas Pharmaceutical, Inc.	19,416
700	CSL, Ltd.	44,053
2,200	Essilor International SA	268,772
200	Fresenius Medical Care AG & Company	15,631
200	Gerresheimer AG	14,619
2,500	Hikma Pharmaceuticals plc	86,359
4,200	Hologic, Inc.[d]	164,346
1,719	ICON plcd	121,997
780	Illumina, Inc.[d]	137,140

Shares	Common Stock (61.9%)	Value
Health Care (6.3%) - continued
1,000	Kaken Pharmaceutical Company, Ltd.	$92,818
300	Lonza Group AG	39,365
5,570	Medtronic, Inc.	372,856
8,000	Merck & Company, Inc.	395,120
1,600	Nichi-iko Pharmaceutical Company, Ltd.	42,132
2,200	Novartis AG	202,206
500	Otsuka Holdings Company, Ltd.	15,966
400	Paramount Bed Holdings Company, Ltd.	11,895
18,992	Pfizer, Inc.	596,539
500	Recordati SPA	11,538
100	Roche Holding AG	26,547
300	Sanofi	28,560
700	Suzuken Company, Ltd.	23,343
200	Teva Pharmaceutical Industries, Ltd.	11,303
1,190	Waters Corporation[d]	140,670

	Total	4,557,933

Industrials (5.9%)
700	Aalberts Industries NV	20,745
300	Adecco SA	21,971
4,600	ADT Corporation	137,540
1,300	Aida Engineering, Ltd.	10,718
16,700	Air New Zealand, Ltd.	26,278
8,000	Asahi Glass Company, Ltd.	46,747
9,400	BAE Systems plc	63,719
3,980	Boeing Company	521,181
4,400	Central Glass Company, Ltd.	19,230
500	Croda International plc	20,517
3,200	CTT-Correios de Portugal SA	35,741
2,000	Dai Nippon Printing Company, Ltd.	19,325
1,922	Dart Group plc	14,072
1,200	Deutsche Post AG	33,244
700	DSV AS	26,157
300	Elbit Systems, Ltd.	22,177
3,010	EMCOR Group, Inc.	133,192
3,420	FedEx Corporation	492,412
3,330	Flowserve Corporation	136,996
198	Flughafen Wien Aktiengesellschaft	17,857
1,337	Galliford Try plc	32,144
700	Go-Ahead Group plc	26,007
1,100	Hamburger Hafen und Logistik AG	17,921
2,000	Hankyu Hanshin Holdings, Inc.	12,232
3,210	HNI Corporation	137,709
200	Hoshizaki Electric Company, Ltd.	14,019
4,810	Illinois Tool Works, Inc.	395,911
1,000	Inaba Denki Sangyo Company, Ltd.	30,173
7,550	Ingersoll-Rand plc	383,313
3,200	Intrum Justitia AB	110,694
12,100	ITOCHU Corporation	127,912
600	Jardine Matheson Holdings, Ltd.	28,411
200	Jungheinrich AG	14,501
4,400	KITZ Corporation	19,581
3,500	Komatsu, Ltd.	51,374
1,100	KONE Oyj	41,864
1,100	Koninklijke Boskalis Westminster NV	48,150
4,700	Macquarie Infrastructure Corporation	350,902
1,700	MIRAIT Holdings Corporation	15,418
2,000	Mitsuboshi Belting, Ltd.	15,224
1,900	Nippon Konpo Unyu Soko Company, Ltd.	33,555
3,200	Nitto Kogyo Corporation	56,026
1,000	Obayashi Corporation	8,532
6,000	Rentokil Initial plc	13,403

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (61.9%)	Value
Industrials (5.9%) - continued
200	Rieter Holding AG	$29,608
1,900	Sandvik AB	16,185
2,100	Siemens AG	187,609
1,000	Teleperformance SA	75,878
400	TKH Group NV	14,509
3,000	Toppan Printing Company, Ltd.	24,166
400	Travis Perkins plc	11,933
1,100	Tsubakimoto Chain Company	6,894
1,180	WABCO Holdings, Inc.[d]	123,699
600	Yuasa Trading Company, Ltd.	12,345

	Total	4,307,621

Information Technology (8.4%)
4,730	Alibaba Group Holding, Ltd. ADR[d]	278,928
1,200	Alps Electric Company, Ltd.	33,888
7,000	Apple, Inc.	772,100
2,600	Autodesk, Inc.[d]	114,764
3,000	Brother Industries, Ltd.	36,162
6,600	Canon, Inc.	190,922
300	Cap Gemini SA	26,791
2,100	Carsales.com, Ltd.	14,467
2,400	Check Point Software Technologies, Ltd.[d]	190,392
13,170	Cisco Systems, Inc.	345,713
1,400	Dialog Semiconductor plc[d]	56,166
600	DTS Corporation	14,177
17,218	EMC Corporation	415,987
4,370	Facebook, Inc.[d]	392,863
6,100	FUJIFILM Holdings NPV	228,031
590	Google, Inc., Class Ad	376,638
561	Google, Inc., Class Cd	341,324
2,000	Hitachi Kokusai Electric, Inc.	21,134
500	Ingenico Group	60,419
1,800	IRESS, Ltd.	12,149
800	IT Holdings Corporation	18,148
800	ITOCHU Techno-Solutions Corporation	17,062
5,720	Juniper Networks, Inc.	147,061
400	Kyocera Corporation	18,320
5,090	MasterCard, Inc.	458,711
9,896	MaxLinear, Inc.[d]	123,106
6,850	Microsoft Corporation	303,181
2,500	NEC Networks & System Integration Corporation	44,696
500	NS Solutions Corporation	21,133
400	Oracle Corporation Japan	16,892
2,860	Plantronics, Inc.	145,431
5,230	Progress Software Corporation[d]	135,091
4,220	QLIK Technologies, Inc.[d]	153,819
600	Samsung Electronics Company, Ltd. GDR	283,757
1,600	SAP SE	103,654
500	Trend Micro, Inc.	17,662
910	Ultimate Software Group, Inc.[d]	162,899

	Total	6,093,638

Materials (1.4%)
580	Airgas, Inc.	51,811
550	Ashland, Inc.	55,341
5,200	BillerudKorsnas AB	74,871
4,400	Boral, Ltd.	16,364
1,200	Buzzi Unicem SPA	20,059
1,190	Crown Holdings, Inc.[d]	54,442
6,300	Daicel Corporation	77,338
1,510	Domtar Corporation	53,983
2,000	DOWA Holdings Company, Ltd.	15,156

Shares	Common Stock (61.9%)	Value
Materials (1.4%) - continued
1,010	FMC Corporation	$34,249
2,200	Hokuetsu Kishu Paper Company, Ltd.	11,953
700	Holmen AB	19,631
1,500	Mondi plc	31,439
600	Nippon Steel & Sumitomo Metal Corporation	10,934
10,381	Norsk Hydro ASA	34,616
7,871	OceanaGold Corporation	11,501
3,000	Oji Holdings Corporation	12,877
2,390	Owens-Illinois, Inc.[d]	49,521
580	PPG Industries, Inc.	50,860
3,000	Rengo Company, Ltd.	11,596
3,010	Steel Dynamics, Inc.	51,712
5,000	Sumitomo Metal Mining Company, Ltd.	56,799
3,000	Sumitomo Seika Chemicals Company, Ltd.	19,216
2,800	UPM-Kymmene Oyj	42,030
2,100	Vedanta Resources plc	13,527
2,813	Yara International ASA	112,218

	Total	994,044

Telecommunications Services (1.4%)
21,800	Bezeq Israel Telecommunication Corporation, Ltd.	41,721
12,655	BT Group plc	80,543
3,500	Elisa Oyj	118,396
2,800	Freenet AG	92,637
49,200	KCOM Group plc	66,459
8,000	Orange SA	121,275
1,700	Proximus SA	58,807
5,000	StarHub, Ltd.	12,174
61,800	Telstra Corporation, Ltd.	244,339
3,000	Vivendi SA	71,075
5,190	Zayo Group Holdings, Inc.[d]	131,618

	Total	1,039,044

Utilities (2.0%)
49,300	A2A SPA	61,204
14,400	Brookfield Infrastructure Partners, LP	529,488
7,000	CLP Holdings, Ltd.	59,843
2,500	E.ON SE	21,454
42,300	Electricidade de Portugal SA	154,968
23,300	Enel SPA	103,965
9,244	MDU Resources Group, Inc.	158,997
1,100	National Grid plc	15,320
2,836	NorthWestern Corporation	152,662
5,000	Osaka Gas Company, Ltd.	18,957
14,200	Redes Energeticas Nacionais SGPS SA	42,573
500	Severn Trent plc	16,540
700	SSE plc	15,843
2,000	Toho Gas Company, Ltd.	11,793
6,500	United Utilities Group plc	91,104

	Total	1,454,711

	Total Common Stock (cost $49,284,485)	45,012,854

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (15.9%)	Value
Asset-Backed Securities (<0.1%)
	Countrywide Asset-Backed Certificates
$37,119	5.530%, 4/25/2047	$39,908

	Total	39,908

Basic Materials (0.2%)
	Albemarle Corporation
14,000	3.000%, 12/1/2019	14,061
	Anglo American Capital plc
7,000	1.239%, 4/15/2016[e,f]	6,994
	ArcelorMittal SA
45,000	6.250%, 3/1/2021	40,584
	Dow Chemical Company
8,000	8.550%, 5/15/2019	9,671
	First Quantum Minerals, Ltd.
60,000	7.000%, 2/15/2021[e]	38,850
	Freeport-McMoRan, Inc.
7,000	2.300%, 11/14/2017	6,318
10,000	2.375%, 3/15/2018	8,750
	Glencore Funding, LLC
10,000	1.349%, 4/16/2018[e,f]	8,639
	LyondellBasell Industries NV
8,000	5.000%, 4/15/2019	8,626
	NOVA Chemicals Corporation
35,516	5.250%, 8/1/2023[e]	34,406

	Total	176,899

Capital Goods (0.5%)
	Berry Plastics Escrow, LLC
35,000	6.000%, 10/15/2022[c,e]	35,087
	Building Materials Corporation of America
15,000	6.000%, 10/15/2025[c,e]	15,150
	Cemex SAB de CV
60,000	5.700%, 1/11/2025[e]	53,700
	CNH Capital, LLC
23,677	3.625%, 4/15/2018	23,011
	Crown Americas Capital Corporation IV
45,000	4.500%, 1/15/2023	44,100
	Harsco Corporation
9,000	2.700%, 10/15/2015	8,995
	L-3 Communications Corporation
10,000	1.500%, 5/28/2017	9,909
	Martin Marietta Materials, Inc.
12,000	1.427%, 6/30/2017[f]	11,910
	Nortek, Inc.
23,677	8.500%, 4/15/2021	24,861
	Owens-Brockway Glass Container, Inc.
60,000	5.000%, 1/15/2022[e]	57,000
	Pentair Finance SA
10,000	3.625%, 9/15/2020	10,125
	Reynolds Group Issuer, Inc.
23,677	9.875%, 8/15/2019	24,506
	Roper Industries, Inc.
9,000	2.050%, 10/1/2018	8,972
	United Rentals, Inc.
60,000	5.500%, 7/15/2025	56,100

	Total	383,426

Collateralized Mortgage Obligations (2.8%)
	Alternative Loan Trust
132,923	5.500%, 10/25/2035	121,119

Principal Amount	Long-Term Fixed Income (15.9%)	Value
Collateralized Mortgage Obligations (2.8%) - continued
	Banc of America Alternative Loan Trust
$63,666	6.000%, 11/25/2035	$56,717
	CHL Mortgage Pass-Through Trust
92,803	4.910%, 1/25/2036	86,672
	Citigroup Mortgage Loan Trust, Inc.
23,649	2.751%, 3/25/2037	18,592
	CitiMortgage Alternative Loan Trust
96,158	5.750%, 4/25/2037	82,617
	Countrywide Alternative Loan Trust
81,746	6.500%, 8/25/2036	62,625
	Countrywide Home Loan Mortgage Pass Through Trust
142,460	2.530%, 11/25/2035	120,853
	Credit Suisse First Boston Mortgage Securities Corporation
57,162	5.250%, 10/25/2035	57,016
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
63,516	5.500%, 11/25/2035	60,673
	HomeBanc Mortgage Trust
46,418	2.222%, 4/25/2037	34,786
	J.P. Morgan Alternative Loan Trust
152,142	6.500%, 3/25/2036	132,590
	J.P. Morgan Mortgage Trust
81,478	2.274%, 6/25/2035	81,362
82,224	2.719%, 6/25/2035	83,027
69,647	2.855%, 8/25/2035	69,251
90,150	2.617%, 1/25/2037	79,081
	MortgageIT Trust
76,260	0.454%, 12/25/2035[f]	69,113
	New York Mortgage Trust
80,954	2.619%, 5/25/2036	73,234
	Residential Accredit Loans, Inc. Trust
75,820	5.750%, 9/25/2035	68,273
	Residential Funding Mortgage Security I Trust
64,936	5.750%, 2/25/2036	60,268
91,125	6.000%, 7/25/2037	82,487
	Sequoia Mortgage Trust
44,802	2.861%, 9/20/2046	35,867
	Structured Adjustable Rate Mortgage Loan Trust
93,233	2.792%, 9/25/2035	78,748
	Structured Asset Mortgage Investments, Inc.
139,586	0.504%, 12/25/2035[f]	98,210
	WaMu Mortgage Pass Through Certificates
132,260	0.939%, 1/25/2047[f]	106,803
	Wells Fargo Mortgage Backed Securities Trust
71,809	2.651%, 3/25/2036	71,458
65,720	2.694%, 7/25/2036	64,481
57,040	6.000%, 7/25/2037	56,611

	Total	2,012,534

Communications Services (1.0%)
	21st Century Fox America, Inc.
11,000	6.900%, 3/1/2019	12,651
	AMC Networks, Inc.
53,677	7.750%, 7/15/2021	56,769
	America Movil SAB de CV
8,000	5.000%, 10/16/2019	8,699

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (15.9%)	Value
Communications Services (1.0%) - continued
	American Tower Corporation
$10,000	2.800%, 6/1/2020	$9,979
	AT&T, Inc.
10,000	1.257%, 6/30/2020[f]	9,917
	British Sky Broadcasting Group plc
14,000	2.625%, 9/16/2019[e]	14,088
	CC Holdings GS V, LLC
10,000	2.381%, 12/15/2017	10,070
	CCO Safari II, LLC
5,000	3.579%, 7/23/2020[e]	4,963
5,000	4.464%, 7/23/2022[e]	5,003
	CenturyLink, Inc.
30,000	6.450%, 6/15/2021	27,450
	Clear Channel Worldwide Holdings, Inc.
40,000	6.500%, 11/15/2022	40,150
	Columbus International, Inc.
50,000	7.375%, 3/30/2021[e]	51,750
	Digicel, Ltd.
53,677	6.000%, 4/15/2021[e]	48,980
	DIRECTV Holdings, LLC
8,000	5.875%, 10/1/2019	8,964
	FairPoint Communications, Inc.
60,000	8.750%, 8/15/2019[e]	62,400
	Frontier Communications Corporation
40,000	8.875%, 9/15/2020[e]	39,200
	Hughes Satellite Systems Corporation
27,000	6.500%, 6/15/2019	28,990
	Intelsat Jackson Holdings SA
23,677	7.250%, 10/15/2020	21,724
	Level 3 Financing, Inc.
30,000	8.625%, 7/15/2020	31,350
	Numericable-SFR
50,000	6.000%, 5/15/2022[e]	48,188
	SBA Tower Trust
12,000	5.101%, 4/17/2017[e]	12,275
	Sprint Corporation
60,000	7.625%, 2/15/2025	46,463
	Telefonica Emisiones SAU
9,000	3.192%, 4/27/2018	9,205
	T-Mobile USA, Inc.
25,000	6.633%, 4/28/2021	25,062
	Univision Communications, Inc.
40,000	5.125%, 5/15/2023[e]	38,000
	UPCB Finance V, Ltd.
36,000	7.250%, 11/15/2021[e]	38,115
	Verizon Communications, Inc.
27,000	2.625%, 2/21/2020	27,080
12,000	4.500%, 9/15/2020	12,999

	Total	750,484

Consumer Cyclical (1.1%)
	AMC Entertainment, Inc.
24,000	5.875%, 2/15/2022	24,120
	Brookfield Residential Properties, Inc.
25,000	6.125%, 7/1/2022[e]	23,812
	Chrysler Group, LLC
23,677	8.250%, 6/15/2021	25,126
	Cinemark USA, Inc.
28,000	4.875%, 6/1/2023	26,740
	Corrections Corporation of America
40,000	5.000%, 10/15/2022	40,100

Principal Amount	Long-Term Fixed Income (15.9%)	Value
Consumer Cyclical (1.1%) - continued
	Daimler Finance North America, LLC
$7,000	1.875%, 1/11/2018[e]	$6,954
	ERAC USA Finance, LLC
12,000	2.350%, 10/15/2019[e]	12,002
	Ford Motor Credit Company, LLC
13,000	5.000%, 5/15/2018	13,827
14,000	2.597%, 11/4/2019	13,856
	General Motors Financial Company, Inc.
23,677	3.250%, 5/15/2018	23,952
21,000	4.375%, 9/25/2021	21,441
	GLP Capital, LP
50,000	4.875%, 11/1/2020	50,625
	Hilton Worldwide Finance, LLC
45,000	5.625%, 10/15/2021	46,462
	Home Depot, Inc.
5,000	0.707%, 9/15/2017[f]	5,008
10,000	2.625%, 6/1/2022	9,996
	Hyundai Capital America
9,000	1.450%, 2/6/2017[e]	8,995
5,000	2.000%, 3/19/2018[e]	4,979
	Jaguar Land Rover Automotive plc
20,000	4.250%, 11/15/2019[e]	19,250
30,000	5.625%, 2/1/2023[e]	29,475
	KB Home
22,000	4.750%, 5/15/2019	21,147
	L Brands, Inc.
30,000	6.625%, 4/1/2021	33,375
	Lennar Corporation
60,000	4.750%, 11/15/2022	58,248
	Macy’s Retail Holdings, Inc.
10,000	7.450%, 7/15/2017	10,981
	MGM Resorts International
60,000	6.000%, 3/15/2023	58,275
	Ralph Lauren Corporation
10,000	2.625%, 8/18/2020	10,152
	Royal Caribbean Cruises, Ltd.
48,677	5.250%, 11/15/2022	50,867
	Six Flags Entertainment Corporation
40,000	5.250%, 1/15/2021[e]	40,000
	Toll Brothers Finance Corporation
16,000	4.000%, 12/31/2018	16,440
	Volkswagen Group of America Finance, LLC
14,000	0.773%, 11/20/2017[e,f]	13,002
	West Corporation
50,000	5.375%, 7/15/2022[e]	46,187

	Total	765,394

Consumer Non-Cyclical (1.1%)
	Actavis Funding SCS
7,000	1.591%, 3/12/2020[f]	6,935
	Amgen, Inc.
10,000	2.125%, 5/1/2020	9,869
	B&G Foods, Inc.
45,000	4.625%, 6/1/2021	43,313
	BAT International Finance plc
10,000	0.847%, 6/15/2018[e,f]	9,981
	Becton, Dickinson and Company
10,000	1.450%, 5/15/2017	9,982
	Boston Scientific Corporation
5,000	6.000%, 1/15/2020	5,607
	Cardinal Health, Inc.
10,000	1.950%, 6/15/2018	10,011

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (15.9%)	Value
Consumer Non-Cyclical (1.1%) - continued
	Celgene Corporation
$10,000	3.550%, 8/15/2022	$10,151
	CHS/Community Health Systems, Inc.
30,000	7.125%, 7/15/2020	31,200
	Cott Beverages, Inc.
55,000	5.375%, 7/1/2022	53,281
	CVS Health Corporation
8,000	2.250%, 12/5/2018	8,116
	EMD Finance, LLC
6,000	0.684%, 3/17/2017[e,f]	5,974
	Envision Healthcare Corporation
50,000	5.125%, 7/1/2022[e]	49,875
	Forest Laboratories, Inc.
12,000	4.375%, 2/1/2019[e]	12,701
	Fresenius Medical Care US Finance, Inc.
23,677	5.750%, 2/15/2021[e]	25,512
	Gilead Sciences, Inc.
10,000	3.250%, 9/1/2022	10,078
	Grifols Worldwide Operations, Ltd.
40,000	5.250%, 4/1/2022	39,575
	HCA, Inc.
23,677	4.750%, 5/1/2023	23,760
	Hospira, Inc.
10,000	6.050%, 3/30/2017	10,679
	IMS Health, Inc.
27,000	6.000%, 11/1/2020[e]	27,675
	JBS USA, LLC
60,000	5.750%, 6/15/2025[e]	55,200
	Laboratory Corporation of America Holdings
5,000	2.625%, 2/1/2020	5,015
	Merck & Company, Inc.
5,000	0.686%, 2/10/2020[f]	4,960
	Mondelez International, Inc.
6,000	2.250%, 2/1/2019	6,038
	Omnicare, Inc.
60,000	4.750%, 12/1/2022	64,800
	Ortho-Clinical Diagnostics, Inc.
55,000	6.625%, 5/15/2022[e]	47,300
	PepsiCo, Inc.
10,000	1.850%, 4/30/2020	9,943
	Pernod Ricard SA
8,000	5.750%, 4/7/2021[e]	8,999
	Revlon Consumer Products Corporation
23,677	5.750%, 2/15/2021	22,967
	Reynolds American, Inc.
10,000	3.250%, 6/12/2020	10,285
	SABMiller plc
9,000	6.500%, 7/15/2018[e]	10,033
	Safeway, Inc.
3,000	3.400%, 12/1/2016	2,987
	Spectrum Brands Escrow Corporation
30,000	6.375%, 11/15/2020	31,650
	Tenet Healthcare Corporation
45,000	8.125%, 4/1/2022	47,831
	TreeHouse Foods, Inc.
40,000	4.875%, 3/15/2022	38,400

Principal Amount	Long-Term Fixed Income (15.9%)	Value
Consumer Non-Cyclical (1.1%) - continued
	Valeant Pharmaceuticals International
$23,677	7.250%, 7/15/2022[e]	$24,109

	Total	794,792

Energy (0.8%)
	Boardwalk Pipelines, Ltd.
11,000	5.875%, 11/15/2016	11,374
	Buckeye Partners, LP
13,000	2.650%, 11/15/2018	12,869
	CNPC General Capital, Ltd.
10,000	2.750%, 4/19/2017[e]	10,133
	Concho Resources, Inc.
58,677	6.500%, 1/15/2022	57,797
	Crestwood Midstream Partners, LP
40,000	6.250%, 4/1/2023[e]	34,000
	Enbridge, Inc.
6,000	0.779%, 6/2/2017[f]	5,893
	EQT Corporation
8,000	8.125%, 6/1/2019	9,400
	Hess Corporation
6,000	8.125%, 2/15/2019	7,007
	Kinder Morgan, Inc.
14,000	5.000%, 2/15/2021[e]	14,306
	Linn Energy, LLC
23,677	8.625%, 4/15/2020	6,393
	MarkWest Energy Partners, LP
60,000	4.875%, 12/1/2024	54,900
	MEG Energy Corporation
30,000	6.375%, 1/30/2023[e]	23,475
	Noble Energy, Inc.
60,000	5.875%, 6/1/2022	59,887
	Pacific Drilling V, Ltd.
40,000	7.250%, 12/1/2017[e]	27,200
	Petrobras International Finance Company
60,000	5.750%, 1/20/2020	44,757
	Petroleos Mexicanos
70,000	5.625%, 1/23/2046[e]	56,969
	Regency Energy Partners, LP
45,000	5.000%, 10/1/2022	43,936
	Sabine Pass Liquefaction, LLC
60,000	5.625%, 3/1/2025[e]	52,875
	Shell International Finance BV
10,000	0.762%, 5/11/2020[f]	9,869
	Southwestern Energy Company
14,000	7.500%, 2/1/2018	14,947

	Total	557,987

Financials (1.8%)
	Abbey National Treasury Services plc
14,000	0.736%, 9/29/2017[f]	13,912
	Air Lease Corporation
14,000	2.125%, 1/15/2018	13,860
5,000	2.625%, 9/4/2018	4,993
	Ally Financial, Inc.
40,000	4.750%, 9/10/2018	40,750
	American Express Credit Corporation
5,000	1.386%, 9/14/2020[f]	5,013
	Aviation Capital Group Corporation
6,000	3.875%, 9/27/2016[e]	6,060
	Bank of America Corporation
14,000	5.700%, 5/2/2017	14,775
14,000	1.700%, 8/25/2017	14,037
24,000	1.389%, 3/22/2018[f]	24,137

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (15.9%)	Value
Financials (1.8%) - continued
$20,000	5.650%, 5/1/2018	$21,822
12,000	8.000%, 12/29/2049[g]	12,540
	BB&T Corporation
13,000	2.050%, 6/19/2018	13,131
	Bear Stearns Companies, LLC
15,000	6.400%, 10/2/2017	16,355
	BNP Paribas SA
9,000	2.375%, 9/14/2017	9,136
	Caisse Centrale Desjardins du Quebec
7,000	0.959%, 1/29/2018[e,f]	7,026
	Capital One Financial Corporation
12,000	6.150%, 9/1/2016	12,500
	CIT Group, Inc.
25,000	3.875%, 2/19/2019	24,859
	Citigroup, Inc.
21,000	5.500%, 2/15/2017	22,109
12,000	6.000%, 8/15/2017	12,936
21,000	1.850%, 11/24/2017	21,049
9,000	8.500%, 5/22/2019	10,866
	Credit Agricole SA
8,000	1.302%, 6/10/2020[e,f]	7,987
	CyrusOne, LP
23,677	6.375%, 11/15/2022	24,091
	DDR Corporation
6,000	9.625%, 3/15/2016	6,212
	Discover Bank
3,000	8.700%, 11/18/2019	3,584
	Discover Financial Services
6,000	6.450%, 6/12/2017	6,464
	Duke Realty, LP
14,000	8.250%, 8/15/2019	16,961
	Fifth Third Bancorp
16,000	5.450%, 1/15/2017	16,741
	Goldman Sachs Group, Inc.
6,000	2.625%, 1/31/2019	6,074
9,000	7.500%, 2/15/2019	10,519
5,000	1.454%, 4/23/2020[f]	5,013
10,000	1.925%, 11/29/2023[f]	10,059
	Goldman Sachs Group, Inc. Convertible
375,000	0.000%, 9/24/2022	366,919
	Hartford Financial Services Group, Inc.
14,000	6.000%, 1/15/2019	15,661
	HCP, Inc.
9,000	3.750%, 2/1/2019	9,397
	Health Care REIT, Inc.
8,000	4.700%, 9/15/2017	8,430
	HSBC Holdings plc
7,000	6.375%, 12/29/2049[g]	6,676
	Hutchison Whampoa Finance CI, Ltd.
15,000	1.625%, 10/31/2017[e]	14,942
	Icahn Enterprises, LP
50,000	6.000%, 8/1/2020	51,375
	ING Capital Funding Trust III
8,000	3.927%, 12/29/2049[f,g]	7,960
	International Lease Finance Corporation
8,000	2.287%, 6/15/2016[f]	7,960
25,000	5.875%, 4/1/2019	26,288
	Intesa Sanpaolo SPA
3,000	3.875%, 1/16/2018	3,090
12,000	3.875%, 1/15/2019	12,436

Principal Amount	Long-Term Fixed Income (15.9%)	Value
Financials (1.8%) - continued
	J.P. Morgan Chase & Company
$6,000	6.300%, 4/23/2019	$6,822
5,000	2.250%, 1/23/2020	4,958
12,000	7.900%, 4/29/2049[g]	12,465
	KeyCorp
9,000	2.300%, 12/13/2018	9,048
	Liberty Mutual Group, Inc.
3,000	5.000%, 6/1/2021[e]	3,288
	Lloyds Bank plc
7,000	0.856%, 3/16/2018[f]	6,980
	MetLife, Inc.
14,000	1.903%, 12/15/2017	14,102
	Mizuho Corporate Bank, Ltd.
11,000	1.550%, 10/17/2017[e]	10,974
	Morgan Stanley
12,000	6.625%, 4/1/2018	13,362
5,000	1.435%, 1/27/2020[f]	5,037
8,000	4.875%, 11/1/2022	8,523
	MPT Operating Partnership, LP
40,000	5.500%, 5/1/2024	41,000
	Murray Street Investment Trust I
18,000	4.647%, 3/9/2017	18,772
	National City Corporation
6,000	6.875%, 5/15/2019	6,917
	Nomura Holdings, Inc.
6,000	2.750%, 3/19/2019	6,094
	Quicken Loans, Inc.
50,000	5.750%, 5/1/2025[e]	46,938
	Realty Income Corporation
10,000	2.000%, 1/31/2018	10,080
	Regions Bank
5,000	7.500%, 5/15/2018	5,606
	Reinsurance Group of America, Inc.
12,000	5.625%, 3/15/2017	12,678
	Royal Bank of Scotland Group plc
7,000	1.267%, 3/31/2017[f]	6,998
	Simon Property Group, LP
10,000	2.500%, 9/1/2020	10,102
	Societe Generale SA
9,000	5.750%, 4/20/2016[e]	9,203
	State Street Corporation
10,000	1.225%, 8/18/2020[f]	10,033
	Sumitomo Mitsui Banking Corporation
18,000	1.300%, 1/10/2017	17,992
	Swiss RE Capital I, LP
9,000	6.854%, 5/29/2049[e,g]	9,124
	Synchrony Financial
18,000	1.875%, 8/15/2017	18,006
5,000	1.530%, 2/3/2020[f]	4,938
	UnitedHealth Group, Inc.
10,000	3.350%, 7/15/2022	10,321
	USB Realty Corporation
5,000	1.436%, 12/29/2049[e,f,g]	4,538
	Voya Financial, Inc.
9,000	2.900%, 2/15/2018	9,190
	Wells Fargo & Company
7,000	0.977%, 1/30/2020[f]	6,985

	Total	1,327,779

Foreign Government (2.8%)
	Brazil Government International Bond
40,000	4.875%, 1/22/2021	38,900
117,000	2.625%, 1/5/2023	94,770

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (15.9%)	Value
Foreign Government (2.8%) - continued
$100,000	5.000%, 1/27/2045	$74,750
	Colombia Government International Bond
40,000	2.625%, 3/15/2023	35,560
40,000	4.000%, 2/26/2024	38,760
85,000	5.000%, 6/15/2045	72,888
	Croatia Government International Bond
55,000	6.625%, 7/14/2020[e]	59,626
	Hungary Government International Bond
68,000	5.750%, 11/22/2023	75,650
50,000	5.375%, 3/25/2024	54,250
	Indonesia Government International Bond
60,000	4.875%, 5/5/2021[e]	61,948
65,000	3.375%, 4/15/2023[e]	59,231
60,000	4.125%, 1/15/2025[e]	55,603
115,000	5.125%, 1/15/2045[e]	100,893
	Mexico Government International Bond
50,000	3.625%, 3/15/2022	50,450
50,000	4.000%, 10/2/2023	50,925
50,000	4.750%, 3/8/2044	45,625
	Panama Government International Bond
32,000	4.000%, 9/22/2024	31,560
	Peru Government International Bond
120,000	4.125%, 8/25/2027	117,600
	Philippines Government International Bond
40,000	7.750%, 1/14/2031	56,689
50,000	6.375%, 10/23/2034	65,361
	Romania Government International Bond
42,000	4.375%, 8/22/2023[e]	43,764
20,000	4.875%, 1/22/2024[e]	21,575
	Russia Government International Bond
200,000	5.000%, 4/29/2020[e]	206,750
80,000	4.875%, 9/16/2023[e]	80,667
	South Africa Government International Bond
50,000	5.500%, 3/9/2020	53,148
	Turkey Government International Bond
125,000	7.000%, 6/5/2020	138,125
80,000	5.125%, 3/25/2022	80,895
67,000	4.250%, 4/14/2026	60,886
32,000	4.875%, 4/16/2043	26,640
	Venezuela Government International Bond
120,000	7.650%, 4/21/2025	39,600

	Total	1,993,089

Mortgage-Backed Securities (2.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
250,000	3.000%, 10/1/2030[c]	260,078
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
150,000	4.000%, 10/1/2045[c]	159,675

Principal Amount	Long-Term Fixed Income (15.9%)	Value
Mortgage-Backed Securities (2.4%) - continued
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
$575,000	3.500%, 10/1/2045[c]	$599,815
475,000	4.000%, 10/1/2045[c]	506,673
250,000	4.500%, 10/1/2045[c]	271,004

	Total	1,797,245

Technology (0.5%)
	Alliance Data Systems Corporation
25,000	5.375%, 8/1/2022[e]	24,375
	Apple, Inc.
10,000	0.614%, 5/6/2020[f]	9,954
	Automatic Data Processing, Inc.
5,000	2.250%, 9/15/2020	5,031
	Cisco Systems, Inc.
10,000	0.824%, 3/1/2019[f]	9,970
	Denali Borrower, LLC
46,000	5.625%, 10/15/2020[e]	47,817
	EMC Corporation
6,000	2.650%, 6/1/2020	6,058
	Equinix, Inc.
40,000	5.750%, 1/1/2025	39,700
	Fidelity National Information Services, Inc.
12,000	1.450%, 6/5/2017	11,900
	First Data Corporation
40,000	5.375%, 8/15/2023[e]	39,600
	Freescale Semiconductor, Inc.
30,000	6.000%, 1/15/2022[e]	31,350
	Hewlett Packard Enterprise Company
10,000	3.600%, 10/15/2020[e]	9,997
	Intel Corporation
10,000	3.100%, 7/29/2022	10,159
	Iron Mountain, Inc.
23,677	6.000%, 8/15/2023	23,677
	Oracle Corporation
10,000	2.500%, 5/15/2022	9,855
	Sensata Technologies BV
60,000	4.875%, 10/15/2023[e]	57,300
	Texas Instruments, Inc.
10,000	1.750%, 5/1/2020	9,931
	Tyco Electronics Group SA
13,000	6.550%, 10/1/2017	14,245

	Total	360,919

Transportation (0.2%)
	Air Canada Pass Through Trust
5,000	3.875%, 3/15/2023[e]	4,837
	American Airlines Pass Through Trust
5,207	4.950%, 1/15/2023	5,558
	Avis Budget Car Rental, LLC
50,000	5.125%, 6/1/2022[e]	48,250
	Continental Airlines, Inc.
18,877	6.250%, 4/11/2020	19,680
	Delta Air Lines, Inc.
12,000	6.750%, 5/23/2017	12,150
7,568	4.950%, 5/23/2019	7,984
6,654	4.750%, 5/7/2020	7,020
	J.B. Hunt Transport Services, Inc.
10,000	3.300%, 8/15/2022	10,081
	Korea Expressway Corporation
10,000	1.625%, 4/28/2017[e]	9,997

	Total	125,557

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (15.9%)	Value
U.S. Government and Agencies (0.2%)
	U.S. Treasury Notes
$115,000	1.875%, 6/30/2020	$117,716
60,000	2.125%, 6/30/2022	61,563

	Total	179,279

Utilities (0.5%)
	Access Midstream Partners, LP
40,000	4.875%, 5/15/2023	37,000
	AES Corporation
23,677	7.375%, 7/1/2021	24,565
	Arizona Public Service Company
5,000	2.200%, 1/15/2020	4,995
	Berkshire Hathaway Energy Company
14,000	2.400%, 2/1/2020	14,050
	Calpine Corporation
45,000	5.375%, 1/15/2023	41,963
	DTE Energy Company
14,000	2.400%, 12/1/2019	14,087
	Dynegy Finance I, Inc.
60,000	7.375%, 11/1/2022	60,525
	EDP Finance BV
14,000	4.125%, 1/15/2020[e]	14,191
	El Paso Corporation
7,000	7.000%, 6/15/2017	7,462
	Energy Transfer Equity, LP
60,000	5.500%, 6/1/2027	49,800
	Eversource Energy
5,000	1.600%, 1/15/2018	4,979
	Exelon Generation Company, LLC
6,000	5.200%, 10/1/2019	6,557
5,000	2.950%, 1/15/2020	5,066
	NiSource Finance Corporation
5,000	6.400%, 3/15/2018	5,552
	NRG Energy, Inc.
23,677	6.625%, 3/15/2023	21,783
	Pacific Gas & Electric Company
8,000	5.625%, 11/30/2017	8,661
	PG&E Corporation
6,000	2.400%, 3/1/2019	6,041
	Sempra Energy
14,000	6.150%, 6/15/2018	15,529
5,000	2.400%, 3/15/2020	4,995
	Southern California Edison Company
5,000	2.400%, 2/1/2022	4,948
	Xcel Energy, Inc.
10,000	1.200%, 6/1/2017	9,964

	Total	362,713

	Total Long-Term Fixed Income (cost $11,897,148)	11,628,005

Shares	Mutual Funds (8.9%)	Value
Equity Mutual Funds (5.9%)
2,075	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	26,519
2,300	BlackRock Resources & Commodities Strategy Trust	16,330
2,000	Cohen & Steers REIT and Preferred Income Fund, Inc.	34,660
18,800	Energy Select Sector SPDR Fund	1,150,560
1,025	Guggenheim Multi-Asset Income ETF	18,911
4,775	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	47,464
4,070	iShares MSCI EAFE Index Fund	233,292

Shares	Mutual Funds (8.9%)	Value
Equity Mutual Funds (5.9%) - continued
11,514	iShares S&P U.S. Preferred Stock Index Fund	$444,440
14,740	Materials Select Sector SPDR Fund	588,421
34,200	SPDR S&P Oil & Gas Exploration & Production ETF	1,123,128
13,410	Utilities Select Sector SPDR Fund	580,519

	Total	4,264,244

Fixed Income Mutual Funds (3.0%)
10,797	Aberdeen Asia-Pacific Income Fund, Inc.	48,586
3,250	Doubleline Income Solutions Fund	56,192
1,625	First Trust High Income Long/Short Fund	22,896
5,395	iShares J.P. Morgan USD Emerging Markets Bond ETF	574,028
10,029	MFS Intermediate Income Trust	45,632
4,227	PIMCO Dynamic Credit Income Fund	77,227
17,948	PowerShares Preferred Portfolio	261,682
11,300	SPDR Barclays High Yield Bond ETF	402,958
8,317	Templeton Global Income Fund	50,651
7,145	Vanguard Short-Term Corporate Bond ETF	569,528
3,796	Western Asset Emerging Markets Debt Fund, Inc.	50,563
5,878	Western Asset High Income Opportunity Fund, Inc.	27,568

	Total	2,187,511

	Total Mutual Funds (cost $6,960,010)	6,451,755

Shares or Principal Amount	Short-Term Investments (4.8%)[h]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.085%, 10/2/2015[i]	100,000
100,000	0.125%, 10/16/2015[i]	99,995
	Thrivent Cash Management Trust
3,176,725	0.110%	3,176,725
	U.S. Treasury Bill
100,000	0.045%, 11/12/2015[j]	99,994

	Total Short-Term Investments (at amortized cost)	3,476,714

	Total Investments (cost $80,002,916) 102.6%	$74,621,642

	Other Assets and Liabilities, Net (2.6%)	(1,878,144)

	Total Net Assets 100.0%	$72,743,498

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2015, the value of these investments was $2,411,612 or 3.3% of total net assets.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2015.
g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i	At September 30, 2015, $199,995 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
j	At September 30, 2015, $99,994 of investments were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,064,230
Gross unrealized depreciation	(6,445,504)

Net unrealized appreciation (depreciation)	($5,381,274)

Cost for federal income tax purposes	$80,002,916

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2015, in valuing Growth and Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	400,676	–	327,160	73,516
Capital Goods	369,198	–	369,198	–
Communications Services	2,847,577	–	2,671,101	176,476
Consumer Cyclical	1,384,477	–	1,239,333	145,144
Consumer Non-Cyclical	1,093,518	–	1,093,518	–
Energy	408,124	–	289,707	118,417
Financials	537,577	–	537,577	–
Technology	500,088	–	500,088	–
Transportation	282,128	–	189,371	92,757
Utilities	228,951	–	228,951	–
Common Stock
Consumer Discretionary	6,816,503	5,182,641	1,633,862	–
Consumer Staples	2,489,075	1,162,045	1,327,030	–
Energy	3,434,023	3,087,026	346,997	–
Financials	13,826,262	9,377,893	4,448,369	–
Health Care	4,557,933	3,577,991	979,942	–
Industrials	4,307,621	2,812,855	1,494,766	–
Information Technology	6,093,638	4,858,008	1,235,630	–
Materials	994,044	401,919	592,125	–
Telecommunications Services	1,039,044	131,618	907,426	–
Utilities	1,454,711	841,147	613,564	–
Long-Term Fixed Income
Asset-Backed Securities	39,908	–	39,908	–
Basic Materials	176,899	–	176,899	–
Capital Goods	383,426	–	383,426	–
Collateralized Mortgage Obligations	2,012,534	–	2,012,534	–
Communications Services	750,484	–	750,484	–
Consumer Cyclical	765,394	–	765,394	–
Consumer Non-Cyclical	794,792	–	794,792	–
Energy	557,987	–	557,987	–
Financials	1,327,779	–	960,860	366,919
Foreign Government	1,993,089	–	1,993,089	–
Mortgage-Backed Securities	1,797,245	–	1,797,245	–
Technology	360,919	–	360,919	–
Transportation	125,557	–	125,557	–
U.S. Government and Agencies	179,279	–	179,279	–
Utilities	362,713	–	362,713	–
Mutual Funds
Equity Mutual Funds	4,264,244	4,264,244	–	–
Fixed Income Mutual Funds	2,187,511	2,187,511	–	–
Short-Term Investments	3,476,714	3,176,725	299,989	–
Total	$74,621,642	$41,061,623	$32,586,790	$973,229

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	19,109	19,109	–	–
Credit Default Swaps	8,399	–	8,399	–
Total Asset Derivatives	$27,508	$19,109	$8,399	$–

Liability Derivatives
Futures Contracts	8,456	8,456	–	–
Total Liability Derivatives	$8,456	$8,456	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(19)	December 2015	($4,162,130)	($4,161,594)	$536
5-Yr. U.S. Treasury Bond Futures	18	December 2015	2,156,446	2,169,281	12,835
10-Yr. U.S. Treasury Bond Futures	(6)	December 2015	(763,950)	(772,406)	(8,456)
30-Yr. U.S. Treasury Bond Futures	2	December 2015	310,694	314,688	3,994
S&P 500 Index Mini-Futures	2	December 2015	189,193	190,870	1,677
Ultra Long Term U.S. Treasury Bond Futures	1	December 2015	160,339	160,406	67
Total Futures Contracts					$10,653

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 22, 5 Year, at 5.00%; Credit Suisse First Boston Corporation	Buy	6/20/2020	$247,500	$8,399	$8,399
Total Credit Default Swaps				$8,399	$8,399

1	As the buyer of protection, Growth and Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Growth and Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Growth and Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Growth and Income Plus Fund, is as follows:

Fund	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at September 30, 2015	Value September 30, 2015	Income Earned January 1, 2015 - September 30, 2015
Cash Management Trust-Short Term Investment	$6,347,729	$51,089,656	$54,260,660	3,176,725	$3,176,725	$2,274
Total Value and Income Earned	6,347,729				3,176,725	2,274

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Bank Loans (13.6%)[a]	Value
Basic Materials (0.7%)
	Alpha Natural Resources, Inc., Term Loan
$1,149,422	3.500%, 5/22/2020	$500,573
	Fortescue Metals Group, Ltd., Term Loan
1,507,109	3.750%, 6/30/2019	1,229,243
	Ineos US Finance, LLC, Term Loan
1,542,559	3.750%, 12/15/2020	1,492,426
	NewPage Corporation, Term Loan
1,615,831	9.500%, 2/11/2021	870,529
	Tronox Pigments BV, Term Loan
438,019	4.250%, 3/19/2020	381,418
	Wausau Paper Corporation, Term Loan
640,336	6.500%, 7/30/2020	637,134

	Total	5,111,323

Capital Goods (0.5%)
	ADS Waste Holdings, Inc., Term Loan
842,750	3.750%, 10/9/2019	829,316
	Berry Plastics Group, Inc., Term Loan
877,500	3.500%, 2/8/2020	868,585
	Rexnord, LLC, Term Loan
882,000	4.000%, 8/21/2020	873,039
	Silver II Borrower, Term Loan
827,976	4.000%, 12/13/2019	752,771
	Sterigenics-Nordion Holdings, LLC, Term Loan
400,000	4.250%, 5/16/2022	396,752

	Total	3,720,463

Communications Services (4.5%)
	Altice Financing SA, Term Loan
274,313	5.250%, 2/4/2022	272,598
	Atlantic Broadband Penn, LLC, Term Loan
870,476	3.250%, 11/30/2019	862,136
	Birch Communication, Inc., Term Loan
1,020,104	7.750%, 7/17/2020	1,017,554
	Block Communications, Inc., Term Loan
1,212,750	4.000%, 11/7/2021	1,214,266
	Cengage Learning Acquisitions, Term Loan
1,077,421	7.000%, 3/31/2020	1,067,455
	Charter Communications Operating, LLC, Term Loan
434,444	3.000%, 7/1/2020	428,745
879,750	3.000%, 1/3/2021	864,134
	Cincinnati Bell, Inc., Term Loan
989,192	4.000%, 9/10/2020	984,662
	Clear Channel Communications, Inc., Term Loan
228,177	7.694%, 7/30/2019	189,957
	CommScope, Inc., Term Loan
920,000	3.750%, 12/29/2022	918,086
	Fairpoint Communications, Term Loan
613,924	7.500%, 2/14/2019	615,330
	Grande Communications Networks, LLC, Term Loan
1,173,024	4.500%, 5/29/2020	1,164,226
	Gray Television, Inc., Term Loan
1,308,741	3.750%, 6/13/2021	1,303,179

Principal Amount	Bank Loans (13.6%)[a]	Value
Communications Services (4.5%) - continued
	Hargray Communications Group, Inc., Term Loan
$1,046,160	5.250%, 6/26/2019	$1,047,468
	iHeartCommunications, Inc., Term Loan
949,468	6.944%, 1/30/2019	785,684
	IMG Worldwide, Inc., Term Loan
1,210,620	5.250%, 5/6/2021	1,203,054
	Integra Telecom Holdings, Inc., Term Loan
1,136,290	5.250%, 8/14/2020	1,128,484
	Intelsat Jackson Holdings SA, Term Loan
948,775	3.750%, 6/30/2019	921,972
	Level 3 Communications, Inc., Term Loan
1,450,000	4.000%, 1/15/2020	1,444,562
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
1,025,000	4.500%, 1/7/2022	992,333
	LTS Buyer, LLC, Term Loan
965,557	4.000%, 4/13/2020	946,246
	NEP/NCP Holdco, Inc., Term Loan
1,170,217	4.250%, 1/22/2020	1,143,887
	NTelos, Inc., Term Loan
1,152,615	5.750%, 11/9/2019	1,149,019
	Numericable US, LLC, Term Loan
790,000	4.000%, 7/29/2022	773,805
	SBA Senior Finance II, LLC, Term Loan
1,086,250	3.250%, 3/24/2021	1,071,618
109,725	3.250%, 6/10/2022	108,056
	TNS, Inc., Term Loan
902,828	5.000%, 2/14/2020	901,140
	Univision Communications, Inc., Term Loan
1,549,808	4.000%, 3/1/2020	1,538,665
	Virgin Media Investment Holdings, Ltd., Term Loan
605,989	3.500%, 6/30/2023	596,524
	WideOpenWest Finance, LLC, Term Loan
838,855	4.500%, 4/1/2019	829,812
	WMG Acquisition Corporation, Term Loan
882,000	3.750%, 7/1/2020	863,734
	XO Communications, LLC, Term Loan
1,083,500	4.250%, 3/20/2021	1,073,748
	Yankee Cable Acquisition, LLC, Term Loan
824,601	3.444%, 3/1/2020	821,253
	Zayo Group, LLC, Term Loan
1,037,770	3.750%, 7/2/2019	1,030,340

	Total	31,273,732

Consumer Cyclical (2.2%)
	Amaya Gaming Group, Inc., Term Loan
1,207,823	5.000%, 8/1/2021	1,186,686
	Burlington Coat Factory Warehouse Corporation, Term Loan
860,432	4.250%, 8/13/2021	860,423
	Ceridian HCM Holding, Inc., Term Loan
432,620	4.500%, 9/15/2020	409,099

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Bank Loans (13.6%)[a]	Value
Consumer Cyclical (2.2%) - continued
	Chrysler Group, LLC, Term Loan
$730,916	3.500%, 5/24/2017	$726,896
	Dollar Tree, Inc., Term Loan
661,500	3.500%, 7/6/2022	661,407
	FCA US, LLC, Term Loan
467,875	3.250%, 12/31/2018	463,196
	Golden Nugget, Inc., Delayed Draw
150,019	5.500%, 11/21/2019	150,160
	Golden Nugget, Inc., Term Loan
350,044	5.500%, 11/21/2019	350,373
	Hilton Worldwide Finance, LLC, Term Loan
891,557	3.500%, 10/26/2020	888,579
	J.C. Penney Corporation, Inc., Term Loan
879,750	6.000%, 5/22/2018	873,706
	Las Vegas Sands, LLC, Term Loan
982,500	3.250%, 12/19/2020	972,066
	Marina District Finance Company, Inc., Term Loan
665,645	6.500%, 8/15/2018	669,792
	MGM Resorts International, Term Loan
351,859	3.500%, 12/20/2019	348,868
	Michaels Stores, Inc., Term Loan
1,034,550	4.000%, 1/28/2020	1,034,726
	Mohegan Tribal Gaming Authority, Term Loan
1,297,098	5.500%, 6/15/2018	1,290,211
	Pinnacle Entertainment, Inc., Term Loan
431,026	3.750%, 8/13/2020	430,332
	ROC Finance, LLC, Term Loan
882,000	5.000%, 6/20/2019	835,148
	Scientific Games International, Inc., Term Loan
884,250	6.000%, 10/18/2020	871,773
397,000	6.000%, 10/1/2021	391,478
	Seminole Hard Rock Entertainment, Inc., Term Loan
1,170,775	3.500%, 5/14/2020	1,147,360
	Seminole Indian Tribe of Florida, Term Loan
742,500	3.000%, 4/29/2020	739,099

	Total	15,301,378

Consumer Non-Cyclical (2.1%)
	Albertsons, Inc., Term Loan
1,229,834	5.375%, 3/21/2019	1,229,317
	Catalina Marketing Corporation, Term Loan
1,120,812	4.500%, 4/9/2021	958,295
	CHS/Community Health Systems, Inc., Term Loan
214,998	3.575%, 12/31/2018	214,583
245,129	3.750%, 1/27/2021	244,592
451,031	4.000%, 1/27/2021	450,918
	Endo Luxembourg Finance I Co Sarl, Term Loan
630,000	3.750%, 9/26/2022[b,c]	627,442
	Hanesbrands, Inc., Term Loan
487,550	3.250%, 4/29/2022	489,174
	HCA, Inc., Term Loan
1,024,545	2.944%, 3/31/2017	1,023,152

Principal Amount	Bank Loans (13.6%)[a]	Value
Consumer Non-Cyclical (2.1%) - continued
	JBS USA, LLC, Term Loan
$1,470,000	3.750%, 9/18/2020	$1,461,430
130,000	1.500%, 9/19/2022	129,944
	Libbey Glass, Inc., Term Loan
560,406	3.750%, 4/9/2021	558,305
	LTF Merger Sub, Inc., Term Loan
793,013	4.250%, 6/10/2022	788,881
	McGraw-Hill Global Education Holdings, LLC, Term Loan
849,988	4.750%, 3/22/2019	850,345
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,270,451	4.750%, 6/30/2021	1,245,042
	Owens-Brockway Glass Container, Inc., Term Loan
837,900	3.500%, 9/1/2022	839,995
	Roundy’s Supermarkets, Inc., Term Loan
1,132,320	5.750%, 3/3/2021	986,058
	Supervalu, Inc., Term Loan
1,167,000	4.500%, 3/21/2019	1,167,490
	Visant Corporation, Term Loan
1,393,441	7.000%, 9/23/2021	1,279,638

	Total	14,544,601

Energy (0.9%)
	Arch Coal, Inc., Term Loan
1,394,847	6.250%, 5/16/2018	784,601
	Aria Energy Operating, LLC, Term Loan
490,346	5.000%, 5/27/2022	481,765
	Energy Solutions, LLC, Term Loan
1,219,214	6.750%, 5/29/2020	1,194,830
	Exgen Renewables I, LLC, Term Loan
655,957	5.250%, 2/6/2021	655,957
	McJunkin Red Man Corporation, Term Loan
698,187	4.750%, 11/8/2019	680,153
	MEG Energy Corporation, Term Loan
1,024,520	0.000%, 3/31/2020[b,c]	955,365
	Offshore Group Investment, Ltd., Term Loan
1,317,484	5.750%, 3/28/2019	415,943
	Pacific Drilling SA, Term Loan
879,750	4.500%, 6/3/2018	518,111
	Targa Resources Partners, LP, Term Loan
379,535	5.750%, 2/27/2022	379,060

	Total	6,065,785

Financials (1.0%)
	Delos Finance Sarl, Term Loan
1,120,000	3.500%, 3/6/2021	1,115,800
	DJO Finance, LLC, Term Loan
550,000	4.250%, 6/7/2020	547,481
	Harland Clarke Holdings Corporation, Term Loan
849,375	7.000%, 5/22/2018	846,190
	MoneyGram International, Inc., Term Loan
960,227	4.250%, 3/27/2020	903,411
	MPH Acquisition Holdings, LLC, Term Loan
1,297,570	3.750%, 3/31/2021	1,280,377

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Bank Loans (13.6%)[a]	Value
Financials (1.0%) - continued
	TransUnion, LLC, Term Loan
$1,083,500	3.500%, 4/9/2021	$1,071,311
	WaveDivision Holdings, LLC, Term Loan
875,250	4.000%, 10/15/2019	872,694

	Total	6,637,264

Technology (0.8%)
	Avago Technologies, Ltd., Term Loan
129,425	3.750%, 5/6/2021	129,236
	BMC Software, Inc., Term Loan
853,000	5.000%, 9/10/2020	773,244
	Booz Allen Hamilton, Inc., Term Loan
372,092	3.750%, 7/31/2019	372,208
	First Data Corporation, Term Loan
1,600,000	3.696%, 3/23/2018	1,585,504
	Freescale Semiconductor, Inc., Term Loan
877,618	4.250%, 2/28/2020	876,521
	Infor US, Inc., Term Loan
869,573	3.750%, 6/3/2020[b,c]	840,407
	Merrill Communications, LLC, Term Loan
506,950	6.250%, 6/1/2022	503,148
	SS&C European Holdings SARL, Term Loan
58,386	4.000%, 7/8/2022	58,423
369,080	4.000%, 7/8/2022	369,313

	Total	5,508,004

Transportation (0.5%)
	American Airlines, Inc., Term Loan
1,400,063	3.250%, 6/27/2020	1,384,662
	Delta Airlines, Inc., Term Loan
1,080,000	3.250%, 8/24/2022	1,079,730
	OSG Bulk Ships, Inc., Term Loan
982,562	5.250%, 8/5/2019	971,509

	Total	3,435,901

Utilities (0.4%)
	Calpine Corporation, Term Loan
660,694	4.000%, 10/31/2020	658,837
1,039,465	3.500%, 5/27/2022	1,021,566
	Intergen NV, Term Loan
879,750	5.500%, 6/15/2020	807,901

	Total	2,488,304

	Total Bank Loans (cost $98,950,167)	94,086,755

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Asset-Backed Securities (3.5%)
	Asset Backed Securities Corporation Home Equity Loan Trust
985,438	0.334%, 7/25/2036[d]	884,045
241,701	0.354%, 11/25/2036[d]	209,377
	Bayview Opportunity Master Fund Trust
456,023	3.623%, 7/28/2019*,e	453,439
1,027,635	3.623%, 4/28/2030[f]	1,027,651
589,255	3.228%, 7/28/2034*,e	590,217
1,644,040	3.721%, 2/28/2035*	1,646,575
1,921,503	3.721%, 7/28/2035[e,f]	1,928,538

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Asset-Backed Securities (3.5%) - continued
	Countrywide Asset-Backed Certificates
$579,991	5.530%, 4/25/2047	$623,560
	GSAA Home Equity Trust
1,172,175	0.464%, 7/25/2037[d]	995,896
	J.P. Morgan Mortgage Acquisition Trust
2,157,810	6.472%, 3/25/2047[e]	1,658,847
	J.P. Morgan Mortgage Trust
1,971,220	2.756%, 2/25/2036	1,777,569
	Lehman XS Trust
2,091,237	5.440%, 8/25/2035[e]	1,891,944
	Renaissance Home Equity Loan Trust
594,250	5.746%, 5/25/2036[e]	415,347
1,000,000	6.011%, 5/25/2036[e]	699,901
1,398,360	5.797%, 8/25/2036[e]	874,481
	Residential Asset Mortgage Products Trust
918,105	5.991%, 3/25/2033[g]	921,388
	U.S. Residential Opportunity Fund III Trust
1,814,780	3.721%, 1/27/2035*	1,812,007
	Vericrest Opportunity Loan Transferee
1,518,703	3.375%, 10/25/2058*,e	1,514,164
1,846,270	3.500%, 6/26/2045[e,f]	1,835,643
1,470,180	3.625%, 7/25/2045[e,f]	1,463,125
823,248	3.500%, 2/25/2055*,e	821,455

	Total	24,045,169

Basic Materials (0.6%)
	Anglo American Capital plc
200,000	1.239%, 4/15/2016[d,f]	199,837
	ArcelorMittal SA
1,080,000	6.250%, 3/1/2021	974,020
	Corporacion Nacional del Cobre de Chile
200,000	4.500%, 9/16/2025[f]	192,125
	Dow Chemical Company
106,000	8.550%, 5/15/2019	128,140
	First Quantum Minerals, Ltd.
485,000	6.750%, 2/15/2020[f]	324,950
770,000	7.000%, 2/15/2021[f]	498,575
	Freeport-McMoRan, Inc.
85,000	2.375%, 3/15/2018	74,375
	Glencore Funding, LLC
95,000	1.349%, 4/16/2018[d,f]	82,071
	INEOS Group Holdings SA
600,000	5.875%, 2/1/2019[f]	558,000
	LyondellBasell Industries NV
110,000	5.000%, 4/15/2019	118,602
	Sappi Papier Holding GmbH
600,000	6.625%, 4/15/2021[f]	606,750
	Yamana Gold, Inc.
152,000	4.950%, 7/15/2024	135,818

	Total	3,893,263

Capital Goods (1.1%)
	Berry Plastics Escrow, LLC
655,000	6.000%, 10/15/2022[c,f]	656,638
	Building Materials Corporation of America
330,000	6.000%, 10/15/2025[c,f]	333,300
	Cemex SAB de CV
1,290,000	5.700%, 1/11/2025[f]	1,154,550

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Capital Goods (1.1%) - continued
	Crown Americas Capital Corporation IV
$1,080,000	4.500%, 1/15/2023	$1,058,400
	Crown Cork & Seal Company, Inc.
610,000	7.375%, 12/15/2026	664,900
	Harsco Corporation
216,000	2.700%, 10/15/2015	215,892
	Ingersoll-Rand Luxembourg Finance SA
310,000	2.625%, 5/1/2020	309,975
	L-3 Communications Corporation
205,000	1.500%, 5/28/2017	203,126
	Pentair Finance SA
95,000	3.625%, 9/15/2020	96,188
	Reynolds Group Issuer, Inc.
250,000	5.750%, 10/15/2020	252,500
610,000	6.875%, 2/15/2021	631,411
	Sealed Air Corporation
800,000	4.875%, 12/1/2022[f]	791,000
	Textron, Inc.
213,000	7.250%, 10/1/2019	249,839
	United Rentals, Inc.
1,240,000	5.500%, 7/15/2025	1,159,400

	Total	7,777,119

Collateralized Mortgage Obligations (14.6%)
	Alternative Loan Trust
2,054,595	5.500%, 5/25/2035	2,064,162
1,555,671	6.000%, 6/25/2036	1,421,919
	American Home Mortgage Assets Trust
2,759,764	0.384%, 12/25/2046[d]	1,894,639
2,152,048	0.384%, 6/25/2047[d]	1,467,735
	American Home Mortgage Investment Trust
2,167,558	6.250%, 12/25/2036	984,460
	Banc of America Alternative Loan Trust
765,866	0.694%, 4/25/2035[d]	598,098
1,909,997	6.000%, 11/25/2035	1,701,502
1,246,120	0.994%, 5/25/2046[d]	861,883
	Banc of America Funding Corporation
578,737	4.670%, 5/20/2036	489,017
	BCAP, LLC Trust
1,980,180	0.374%, 3/25/2037[d]	1,703,069
	Bear Stearns Adjustable Rate Mortgage Trust
916,958	2.660%, 10/25/2035[d]	901,780
405,831	3.018%, 2/25/2036	319,090
	Citicorp Mortgage Securities Trust
614,512	6.000%, 5/25/2037	633,516
	Citigroup Mortgage Loan Trust, Inc.
531,005	5.500%, 11/25/2035	506,675
	CitiMortgage Alternative Loan Trust
1,260,746	5.750%, 4/25/2037	1,083,208
	Countrywide Alternative Loan Trust
604,374	0.594%, 2/25/2035[d]	558,413
955,875	2.675%, 10/25/2035	848,190
408,529	5.500%, 2/25/2036	388,419
331,234	6.000%, 4/25/2036	294,498
1,158,608	6.500%, 8/25/2036	887,606
284,372	6.000%, 1/25/2037	261,583
1,072,806	5.500%, 5/25/2037	888,773

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Collateralized Mortgage Obligations (14.6%) - continued
	Countrywide Home Loan Mortgage Pass Through Trust
$2,193,603	2.530%, 11/25/2035	$1,860,895
746,982	4.810%, 2/20/2036	651,688
	Credit Suisse First Boston Mortgage Securities Corporation
608,203	5.250%, 10/25/2035	606,652
	Deutsche Alt-A Securities Mortgage Loan Trust
162,763	5.500%, 10/25/2021	157,543
1,265,509	0.969%, 4/25/2047[d]	1,088,843
2,274,354	0.414%, 8/25/2047[d]	1,961,619
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
571,664	0.394%, 11/25/2035[d]	381,470
1,016,260	5.500%, 11/25/2035	970,772
	Federal Home Loan Mortgage Corporation
9,746,814	2.500%, 12/15/2022[h]	608,442
2,906,419	2.500%, 5/15/2027[h]	244,581
3,567,614	2.500%, 2/15/2028[h]	337,378
10,718,679	2.500%, 3/15/2028[h]	1,016,098
5,792,554	3.000%, 4/15/2028[h]	622,809
4,737,367	3.000%, 2/15/2033[h]	588,624
	Federal National Mortgage Association
4,697,812	2.500%, 2/25/2028[h]	456,757
3,563,450	3.000%, 4/25/2028[h]	386,923
4,442,455	3.500%, 1/25/2033[h]	603,079
	First Horizon Alternative Mortgage Securities Trust
1,356,466	2.308%, 3/25/2035	1,200,112
1,429,269	6.000%, 8/25/2036[d]	1,169,585
	First Horizon Mortgage Pass-Through Trust
1,399,296	2.730%, 8/25/2037	1,146,543
	GMAC Mortgage Corporation Loan Trust
2,014,770	3.194%, 5/25/2035	1,929,523
	Government National Mortgage Association
4,666,737	4.000%, 1/16/2027[h]	482,078
	Greenpoint Mortgage Funding Trust
1,021,930	0.394%, 10/25/2045[d]	801,256
	GSR Mortgage Loan Trust
223,541	0.384%, 8/25/2046[d]	216,987
	HomeBanc Mortgage Trust
1,114,046	2.222%, 4/25/2037	834,876
	IndyMac IMJA Mortgage Loan Trust
1,298,962	6.250%, 11/25/2037	1,095,273
	IndyMac INDX Mortgage Loan Trust
2,006,394	2.852%, 10/25/2035	1,667,147
1,553,824	0.834%, 7/25/2045[d]	1,343,867
	J.P. Morgan Alternative Loan Trust
2,291,136	6.500%, 3/25/2036	1,996,690
	J.P. Morgan Mortgage Trust
260,222	6.500%, 1/25/2035	253,958
1,671,524	2.855%, 8/25/2035	1,662,019
628,229	2.678%, 10/25/2036	563,045
1,185,519	0.574%, 1/25/2037[d]	748,551
881,917	2.617%, 1/25/2037	773,636
781,406	6.250%, 8/25/2037	610,381
	Lehman Mortgage Trust
915,789	0.944%, 12/25/2035[d]	652,617

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Collateralized Mortgage Obligations (14.6%) - continued
	Master Asset Securitization Trust
$1,069,824	0.694%, 6/25/2036[d]	$619,717
	MASTR Alternative Loans Trust
324,633	6.500%, 7/25/2034	332,406
958,650	0.644%, 12/25/2035[d]	495,659
	Merrill Lynch Alternative Note Asset Trust
740,250	6.000%, 3/25/2037	563,014
1,130,697	6.000%, 3/25/2037	1,025,428
	Morgan Stanley Mortgage Loan Trust
738,611	4.660%, 11/25/2035	545,635
	MortgageIT Trust
1,708,229	0.454%, 12/25/2035[d]	1,548,137
1,299,118	0.394%, 4/25/2036[d]	979,435
	New Century Alternative Mortgage Loan Trust
1,637,657	6.167%, 7/25/2036[e]	1,103,949
	Oak Hill Advisors Residential Loan Trust
1,251,178	3.475%, 1/25/2055*,e	1,249,853
	RALI Trust
1,730,612	6.000%, 4/25/2036	1,489,034
2,630,726	0.374%, 11/25/2036[d]	1,905,446
533,961	6.000%, 6/25/2037	446,396
2,342,858	0.384%, 7/25/2037[d]	1,924,065
	Residential Accredit Loans, Inc. Trust
1,170,059	5.750%, 9/25/2035	1,053,597
1,211,889	6.000%, 1/25/2037	1,013,418
2,376,672	5.750%, 4/25/2037	1,918,200
1,266,959	6.250%, 4/25/2037	1,070,392
	Residential Asset Securitization Trust
1,860,465	6.235%, 8/25/2022	1,670,405
821,445	5.500%, 4/25/2035	830,220
1,215,270	0.574%, 8/25/2037[d]	376,572
	Residential Funding Mortgage Security I Trust
1,223,285	5.750%, 2/25/2036	1,135,346
1,913,618	6.000%, 7/25/2037	1,732,236
	Sequoia Mortgage Trust
1,629,171	2.861%, 9/20/2046	1,304,248
	Structured Adjustable Rate Mortgage Loan Trust
384,026	2.585%, 12/25/2034	373,907
1,136,096	2.719%, 7/25/2035	970,994
613,036	2.792%, 9/25/2035	517,796
946,223	4.416%, 5/25/2036	731,977
	Structured Asset Mortgage Investments, Inc.
1,940,246	0.504%, 12/25/2035[d]	1,365,121
1,462,879	0.404%, 5/25/2046[d]	1,085,494
	Suntrust Alternative Loan Trust
1,536,245	5.750%, 12/25/2035	1,409,425
	WaMu Mortgage Pass Through Certificates
1,001,479	1.983%, 11/25/2036	885,794
1,987,782	1.798%, 1/25/2037	1,686,627
177,829	2.400%, 8/25/2046	152,400
1,306,490	1.119%, 9/25/2046[d]	1,047,447
849,520	1.159%, 9/25/2046[d]	706,790
2,350,415	1.003%, 12/25/2046[d]	1,825,104
1,706,904	0.939%, 1/25/2047[d]	1,378,366
953,184	1.909%, 3/25/2047[d]	761,505

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Collateralized Mortgage Obligations (14.6%) - continued
	Washington Mutual Mortgage Pass Through Certificates
$975,572	0.794%, 6/25/2035[d]	$743,516
1,216,124	6.000%, 11/25/2035	1,111,767
2,199,857	0.949%, 2/25/2047[d]	1,577,222
	Wells Fargo Mortgage Backed Securities Trust
2,223,311	2.694%, 7/25/2036	2,181,372
356,702	0.894%, 5/25/2037[d]	310,164
768,650	6.000%, 7/25/2037	762,877
1,246,081	6.000%, 11/25/2037	1,233,665

	Total	101,602,690

Commercial Mortgage-Backed Securities (0.4%)
	Greenwich Capital Commercial Funding Corporation
1,350,000	5.867%, 12/10/2049	1,425,834
	Morgan Stanley Capital, Inc.
1,350,000	5.406%, 3/15/2044	1,401,671

	Total	2,827,505

Communications Services (2.2%)
	AMC Networks, Inc.
610,000	4.750%, 12/15/2022	574,925
	American Tower Corporation
95,000	2.800%, 6/1/2020	94,804
152,000	3.450%, 9/15/2021	152,686
	AT&T, Inc.
95,000	1.257%, 6/30/2020[d]	94,215
	CC Holdings GS V, LLC
94,000	2.381%, 12/15/2017	94,658
	CCO Holdings, LLC
600,000	6.500%, 4/30/2021	603,000
	CCO Safari II, LLC
47,000	3.579%, 7/23/2020[f]	46,654
47,000	4.464%, 7/23/2022[f]	47,025
	CenturyLink, Inc.
600,000	6.450%, 6/15/2021	549,000
	Clear Channel Worldwide Holdings, Inc.
850,000	6.500%, 11/15/2022	853,188
	Columbus International, Inc.
1,400,000	7.375%, 3/30/2021[f]	1,449,000
	Digicel, Ltd.
1,400,000	6.000%, 4/15/2021[f]	1,277,500
	DIRECTV Holdings, LLC
176,000	5.875%, 10/1/2019	197,203
	FairPoint Communications, Inc.
1,100,000	8.750%, 8/15/2019[f]	1,144,000
	Frontier Communications Corporation
855,000	8.875%, 9/15/2020[f]	837,900
	Hughes Satellite Systems Corporation
774,000	6.500%, 6/15/2019	831,044
	Level 3 Escrow II, Inc.
600,000	5.375%, 8/15/2022	583,500
	Numericable-SFR
1,370,000	6.000%, 5/15/2022[f]	1,320,338
	SBA Tower Trust
300,000	3.598%, 4/16/2043[f]	301,318
	Sprint Corporation
1,230,000	7.625%, 2/15/2025	952,481

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Communications Services (2.2%) - continued
	Telefonica Emisiones SAU
$211,000	3.192%, 4/27/2018	$215,807
	T-Mobile USA, Inc.
1,230,000	6.125%, 1/15/2022	1,186,950
	Univision Communications, Inc.
860,000	5.125%, 5/15/2023[f]	817,000
	UPCB Finance V, Ltd.
774,000	7.250%, 11/15/2021[f]	819,472
	Verizon Communications, Inc.
115,000	2.625%, 2/21/2020	115,341
152,000	4.500%, 9/15/2020	164,659

	Total	15,323,668

Consumer Cyclical (2.1%)
	AMC Entertainment, Inc.
600,000	5.875%, 2/15/2022	603,000
	Brookfield Residential Properties, Inc.
850,000	6.500%, 12/15/2020[f]	839,375
	Corrections Corporation of America
820,000	5.000%, 10/15/2022	822,050
	Ford Motor Credit Company, LLC
220,000	5.000%, 5/15/2018	233,989
155,000	2.597%, 11/4/2019	153,411
	General Motors Financial Company, Inc.
860,000	3.250%, 5/15/2018	869,986
167,000	4.375%, 9/25/2021	170,504
	GLP Capital, LP
1,400,000	4.875%, 11/1/2020	1,417,500
	Hilton Worldwide Finance, LLC
1,080,000	5.625%, 10/15/2021	1,115,100
	Home Depot, Inc.
95,000	0.707%, 9/15/2017[d]	95,148
95,000	2.625%, 6/1/2022	94,959
	Hyundai Capital America
30,000	2.000%, 3/19/2018[f]	29,871
	Jaguar Land Rover Automotive plc
500,000	4.125%, 12/15/2018[f]	489,450
710,000	5.625%, 2/1/2023[f]	697,575
	L Brands, Inc.
860,000	5.625%, 2/15/2022	909,450
	Lennar Corporation
610,000	12.250%, 6/1/2017	699,975
250,000	4.125%, 12/1/2018	253,125
	Macy’s Retail Holdings, Inc.
88,000	7.450%, 7/15/2017	96,636
	MGM Resorts International
1,255,000	6.000%, 3/15/2023	1,218,919
	Ralph Lauren Corporation
95,000	2.625%, 8/18/2020	96,441
	Royal Caribbean Cruises, Ltd.
1,400,000	5.250%, 11/15/2022	1,463,000
	Six Flags Entertainment Corporation
850,000	5.250%, 1/15/2021[f]	850,000
	Toll Brothers Finance Corporation
208,000	4.000%, 12/31/2018	213,720
	West Corporation
1,400,000	5.375%, 7/15/2022[f]	1,293,250

	Total	14,726,434

Consumer Non-Cyclical (2.5%)
	Amgen, Inc.
95,000	2.125%, 5/1/2020	93,760

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Consumer Non-Cyclical (2.5%) - continued
	B&G Foods, Inc.
$500,000	4.625%, 6/1/2021	$481,250
	BAT International Finance plc
95,000	0.847%, 6/15/2018[d,f]	94,815
	Becton, Dickinson and Company
70,000	1.450%, 5/15/2017	69,872
	Boston Scientific Corporation
50,000	6.000%, 1/15/2020	56,075
	Cardinal Health, Inc.
95,000	1.950%, 6/15/2018	95,102
	Celgene Corporation
95,000	3.550%, 8/15/2022	96,434
	Cott Beverages, Inc.
1,400,000	5.375%, 7/1/2022	1,356,236
	CVS Health Corporation
106,000	2.250%, 12/5/2018	107,541
	EMD Finance, LLC
55,000	0.684%, 3/17/2017[d,f]	54,764
	Endo Finance LLC & Endo Finco, Inc.
610,000	7.000%, 12/15/2020[f]	634,400
	Envision Healthcare Corporation
1,400,000	5.125%, 7/1/2022[f]	1,396,500
	Forest Laboratories, Inc.
153,000	4.375%, 2/1/2019[f]	161,938
	Gilead Sciences, Inc.
95,000	3.250%, 9/1/2022	95,745
	Grifols Worldwide Operations, Ltd.
950,000	5.250%, 4/1/2022	939,911
	HCA, Inc.
925,000	3.750%, 3/15/2019	922,687
	Hospira, Inc.
90,000	6.050%, 3/30/2017	96,110
870,000	5.200%, 8/12/2020	984,863
	IMS Health, Inc.
490,000	6.000%, 11/1/2020[f]	502,250
	JBS USA, LLC
610,000	5.875%, 7/15/2024[f]	571,875
1,240,000	5.750%, 6/15/2025[f]	1,140,800
	Laboratory Corporation of America Holdings
40,000	2.625%, 2/1/2020	40,123
	Land O’Lakes, Inc.
1,200,000	8.000%, 12/31/2049[f,i]	1,227,000
	Medtronic plc
310,000	4.375%, 3/15/2035	313,377
	Mondelez International, Inc.
136,000	2.250%, 2/1/2019	136,852
	Ortho-Clinical Diagnostics, Inc.
1,375,000	6.625%, 5/15/2022[f]	1,182,500
	PepsiCo, Inc.
95,000	1.850%, 4/30/2020	94,461
	Pernod Ricard SA
110,000	5.750%, 4/7/2021[f]	123,738
	Reynolds American, Inc.
95,000	3.250%, 6/12/2020	97,711
	SABMiller plc
75,000	6.500%, 7/15/2018[f]	83,609
	Safeway, Inc.
63,000	3.400%, 12/1/2016	62,724
	Spectrum Brands Escrow Corporation
790,000	6.375%, 11/15/2020	833,450
	Tenet Healthcare Corporation
1,080,000	8.125%, 4/1/2022	1,147,932

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Consumer Non-Cyclical (2.5%) - continued
	TreeHouse Foods, Inc.
$850,000	4.875%, 3/15/2022	$816,000
	Tyson Foods, Inc.
152,000	4.500%, 6/15/2022	161,085
	VPII Escrow Corporation
610,000	7.500%, 7/15/2021[f]	628,300

	Total	16,901,790

Energy (1.7%)
	Buckeye Partners, LP
152,000	2.650%, 11/15/2018	150,469
	Chaparral Energy, Inc.
600,000	7.625%, 11/15/2022	177,000
	CNPC General Capital, Ltd.
205,000	2.750%, 4/19/2017[f]	207,727
	Concho Resources, Inc.
860,000	5.500%, 10/1/2022	819,150
	Crestwood Midstream Partners, LP
850,000	6.250%, 4/1/2023[f]	722,500
	Enbridge Energy Partners, LP
1,215,000	8.050%, 10/1/2037	1,169,437
	Enterprise Products Operating, LLC
1,390,000	7.034%, 1/15/2068	1,466,450
	EQT Corporation
105,000	5.150%, 3/1/2018	110,650
104,000	8.125%, 6/1/2019	122,194
	Hess Corporation
155,000	8.125%, 2/15/2019	181,019
	Kinder Morgan, Inc.
155,000	5.300%, 12/1/2034	131,991
	Linn Energy, LLC
860,000	6.250%, 11/1/2019	219,300
	MarkWest Energy Partners, LP
1,285,000	4.875%, 12/1/2024	1,175,775
	MEG Energy Corporation
250,000	6.500%, 3/15/2021[f]	205,000
610,000	6.375%, 1/30/2023[f]	477,325
	Noble Energy, Inc.
950,000	5.875%, 6/1/2022	948,208
	Pacific Drilling V, Ltd.
850,000	7.250%, 12/1/2017[f]	578,000
	Petrobras International Finance Company
470,000	5.750%, 1/20/2020	350,596
	Petroleos Mexicanos
630,000	5.625%, 1/23/2046[f]	512,726
	Regency Energy Partners, LP
1,080,000	5.000%, 10/1/2022	1,054,458
	Sabine Pass Liquefaction, LLC
1,290,000	5.625%, 3/1/2025[f]	1,136,813
	Shell International Finance BV
95,000	0.762%, 5/11/2020[d]	93,760

	Total	12,010,548

Financials (9.2%)
	Abbey National Treasury Services plc
110,000	3.050%, 8/23/2018	113,511
	Aegon NV
1,080,000	2.619%, 7/29/2049[d,i]	853,308
	AIG Life Holdings, Inc.
1,200,000	7.570%, 12/1/2045*	1,566,000
	Air Lease Corporation
47,000	2.625%, 9/4/2018	46,938
	Ally Financial, Inc.
900,000	3.750%, 11/18/2019	882,000

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Financials (9.2%) - continued
	American Express Company
$1,250,000	6.800%, 9/1/2066	$1,264,062
	American Express Credit Corporation
95,000	1.386%, 9/14/2020[d]	95,249
	Aviation Capital Group Corporation
162,000	3.875%, 9/27/2016[f]	163,620
	Banco de Brasil SA
1,860,000	9.000%, 12/31/2049[f,i]	1,082,650
	Bank of America Corporation
272,000	5.700%, 5/2/2017	287,055
107,000	5.650%, 5/1/2018	116,748
160,000	8.000%, 12/29/2049[i]	167,200
	Bank of New York Mellon Corporation
720,000	4.500%, 12/31/2049[i]	664,200
	Barclays Bank plc
150,000	5.140%, 10/14/2020	164,298
	BBVA Banco Continental SA
203,000	2.250%, 7/29/2016[f]	203,751
	BBVA International Preferred SA Unipersonal
1,545,000	5.919%, 12/29/2049[i]	1,564,313
	BPCE SA
625,000	5.150%, 7/21/2024[f]	635,239
	Caisse Centrale Desjardins du Quebec
50,000	0.959%, 1/29/2018[d,f]	50,187
	Capital One Financial Corporation
3,000,000	5.550%, 12/29/2049[i]	2,962,500
	CIT Group, Inc.
850,000	5.000%, 8/15/2022	848,938
	Citigroup, Inc.
153,000	1.850%, 11/24/2017	153,358
212,000	8.500%, 5/22/2019	255,960
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
975,000	11.000%, 12/29/2049[f,i]	1,198,762
	Credit Agricole SA
70,000	1.302%, 6/10/2020[d,f]	69,885
620,000	6.625%, 9/29/2049[f,i]	595,975
	Credit Suisse Group AG
600,000	7.500%, 12/11/2049[f,i]	624,750
1,240,000	6.250%, 12/29/2049[f,i]	1,162,500
	CyrusOne, LP
860,000	6.375%, 11/15/2022	875,050
	DDR Corporation
136,000	9.625%, 3/15/2016	140,804
	Discover Bank
68,000	8.700%, 11/18/2019	81,240
	Discover Financial Services
150,000	6.450%, 6/12/2017	161,589
	Duke Realty, LP
155,000	4.375%, 6/15/2022	162,034
	Fifth Third Bancorp
925,000	4.900%, 12/29/2049[i]	867,188
900,000	5.100%, 12/31/2049[i]	823,500
	GE Capital Trust I
620,000	6.375%, 11/15/2067	664,950
	General Electric Capital Corporation
1,200,000	6.250%, 12/15/2049[i]	1,302,000
	Goldman Sachs Group, Inc.
144,000	2.625%, 1/31/2019	145,783
205,000	7.500%, 2/15/2019	239,605
50,000	1.454%, 4/23/2020[d]	50,130
95,000	1.925%, 11/29/2023[d]	95,561

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Financials (9.2%) - continued
	Goldman Sachs Group, Inc. Convertible
$3,800,000	0.000%, 9/24/2022	$3,718,110
	Hartford Financial Services Group, Inc.
185,000	6.000%, 1/15/2019	206,950
	HCP, Inc.
107,000	3.750%, 2/1/2019	111,722
	Health Care REIT, Inc.
186,000	4.700%, 9/15/2017	195,989
	HSBC Holdings plc
625,000	5.625%, 12/29/2049[i]	601,563
1,085,000	6.375%, 12/29/2049[i]	1,034,819
620,000	6.375%, 12/29/2049[i]	592,875
	Icahn Enterprises, LP
1,350,000	6.000%, 8/1/2020	1,387,125
	ILFC E-Capital Trust II
2,550,000	6.250%, 12/21/2065[d,f]	2,358,750
	ING Bank NV
200,000	4.125%, 11/21/2023	204,709
	ING Capital Funding Trust III
1,420,000	3.927%, 12/29/2049[d,i]	1,412,900
	International Lease Finance Corporation
110,000	2.287%, 6/15/2016[d]	109,450
610,000	5.875%, 8/15/2022	649,650
	Intesa Sanpaolo SPA
70,000	3.875%, 1/16/2018	72,109
156,000	3.875%, 1/15/2019	161,674
	J.P. Morgan Chase & Company
144,000	6.300%, 4/23/2019	163,731
40,000	2.250%, 1/23/2020	39,667
128,000	7.900%, 4/29/2049[i]	132,960
1,250,000	6.750%, 8/29/2049[i]	1,301,563
	Liberty Mutual Group, Inc.
975,000	10.750%, 6/15/2058*	1,464,937
42,000	5.000%, 6/1/2021[f]	46,036
	Lincoln National Corporation
1,120,000	6.050%, 4/20/2067	940,800
	Lloyds Banking Group plc
1,200,000	6.413%, 1/29/2049[f,i]	1,336,500
1,200,000	5.920%, 9/29/2049[f,i]	1,200,000
	MetLife Capital Trust IV
1,422,000	7.875%, 12/15/2037[f]	1,741,950
	MetLife, Inc.
600,000	6.400%, 12/15/2036	654,000
	Morgan Stanley
50,000	1.435%, 1/27/2020[d]	50,375
110,000	4.875%, 11/1/2022	117,197
	MPT Operating Partnership, LP
850,000	5.500%, 5/1/2024	871,250
	Murray Street Investment Trust I
157,000	4.647%, 3/9/2017	163,735
	National City Corporation
136,000	6.875%, 5/15/2019	156,780
	National Westminster Bank plc
1,860,000	0.625%, 11/29/2049[d,i]	1,153,055
	Nomura Holdings, Inc.
141,000	2.750%, 3/19/2019	143,219
	Prudential Financial, Inc.
620,000	5.875%, 9/15/2042	655,650
1,225,000	5.625%, 6/15/2043	1,264,200
	QBE Capital Funding III, Ltd.
600,000	7.250%, 5/24/2041[f]	669,000

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Financials (9.2%) - continued
	Quicken Loans, Inc.
$850,000	5.750%, 5/1/2025[f]	$797,938
	Realty Income Corporation
131,000	2.000%, 1/31/2018	132,046
	Regions Bank
43,000	7.500%, 5/15/2018	48,210
	Reinsurance Group of America, Inc.
175,000	5.625%, 3/15/2017	184,883
	Royal Bank of Scotland Group plc
136,000	1.267%, 3/31/2017[d]	135,960
625,000	7.648%, 8/29/2049[i]	778,125
1,020,000	7.500%, 12/29/2049[i]	1,017,766
	Simon Property Group, LP
95,000	2.500%, 9/1/2020	95,965
	Societe Generale SA
208,000	5.750%, 4/20/2016[f]	212,680
1,240,000	8.250%, 9/29/2049[i]	1,290,778
1,200,000	8.000%, 12/31/2049[f,i]	1,182,000
	Standard Chartered plc
1,240,000	6.500%, 12/29/2049[f,i]	1,153,503
	State Street Corporation
95,000	1.225%, 8/18/2020[d]	95,314
	Swiss RE Capital I, LP
1,350,000	6.854%, 5/29/2049[f,i]	1,368,562
	Synchrony Financial
156,000	1.875%, 8/15/2017	156,048
35,000	1.530%, 2/3/2020[d]	34,562
156,000	3.750%, 8/15/2021	157,595
	UnitedHealth Group, Inc.
95,000	3.350%, 7/15/2022	98,049
	USB Realty Corporation
1,240,000	1.436%, 12/29/2049[d,f,i]	1,125,300
	Voya Financial, Inc.
204,000	2.900%, 2/15/2018	208,300
300,000	5.650%, 5/15/2053	302,400
	Wells Fargo & Company
50,000	0.977%, 1/30/2020[d]	49,892
600,000	5.900%, 12/29/2049[i]	600,000
620,000	5.875%, 12/31/2049[i]	634,725
	ZFS Finance USA Trust II
1,553,000	6.450%, 12/15/2065[f]	1,568,530

	Total	63,916,522

Foreign Government (2.7%)
	Brazil Government International Bond
310,000	4.875%, 1/22/2021	301,475
935,000	2.625%, 1/5/2023	757,350
1,075,000	5.000%, 1/27/2045	803,562
	Colombia Government International Bond
300,000	2.625%, 3/15/2023	266,700
400,000	4.000%, 2/26/2024	387,600
705,000	5.000%, 6/15/2045	604,537
	Costa Rica Government International Bond
900,000	7.158%, 3/12/2045[f]	796,500
	Croatia Government International Bond
560,000	6.625%, 7/14/2020[f]	607,096
	Hungary Government International Bond
640,000	5.750%, 11/22/2023	712,000
468,000	5.375%, 3/25/2024	507,780

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Foreign Government (2.7%) - continued
	Indonesia Government International Bond
$450,000	4.875%, 5/5/2021[f]	$464,612
460,000	3.375%, 4/15/2023[f]	419,174
350,000	4.125%, 1/15/2025[f]	324,349
1,100,000	5.125%, 1/15/2045[f]	965,067
	Mexico Government International Bond
400,000	3.625%, 3/15/2022	403,600
444,000	4.000%, 10/2/2023	452,214
400,000	4.750%, 3/8/2044	365,000
430,000	4.600%, 1/23/2046	382,700
	Panama Government International Bond
320,000	4.000%, 9/22/2024	315,600
435,000	3.750%, 3/16/2025	420,863
	Peru Government International Bond
920,000	4.125%, 8/25/2027	901,600
	Philippines Government International Bond
375,000	7.750%, 1/14/2031	531,458
390,000	6.375%, 10/23/2034	509,815
	Romania Government International Bond
314,000	4.375%, 8/22/2023[f]	327,188
150,000	4.875%, 1/22/2024[f]	161,812
	Russia Government International Bond
1,200,000	5.000%, 4/29/2020[f]	1,240,500
800,000	4.875%, 9/16/2023[f]	806,672
	South Africa Government International Bond
400,000	5.500%, 3/9/2020	425,180
340,000	5.875%, 5/30/2022	367,200
	Turkey Government International Bond
1,100,000	7.000%, 6/5/2020	1,215,500
615,000	5.125%, 3/25/2022	621,882
640,000	4.250%, 4/14/2026	581,600
320,000	4.875%, 4/16/2043	266,400
	Venezuela Government International Bond
925,000	7.650%, 4/21/2025	305,250

	Total	18,519,836

Mortgage-Backed Securities (1.3%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
2,500,000	3.500%, 10/1/2045[c]	2,607,890
5,850,000	4.000%, 10/1/2045[c]	6,240,078

	Total	8,847,968

Technology (1.2%)
	Alliance Data Systems Corporation
650,000	5.375%, 8/1/2022[f]	633,750
	Amkor Technology, Inc.
860,000	6.625%, 6/1/2021	817,000
	Apple, Inc.
95,000	0.614%, 5/6/2020[d]	94,566
	Automatic Data Processing, Inc.
95,000	2.250%, 9/15/2020	95,582
	Cisco Systems, Inc.
95,000	0.824%, 3/1/2019[d]	94,715

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Technology (1.2%) - continued
	CommScope Technologies Finance, LLC
$905,000	6.000%, 6/15/2025[f]	$868,239
	Denali Borrower, LLC
1,370,000	5.625%, 10/15/2020[f]	1,424,115
	Equinix, Inc.
810,000	5.750%, 1/1/2025	803,925
	First Data Corporation
850,000	5.375%, 8/15/2023[f]	841,500
	Freescale Semiconductor, Inc.
860,000	6.000%, 1/15/2022[f]	898,700
	Hewlett Packard Enterprise Company
90,000	3.600%, 10/15/2020[f]	89,975
	Intel Corporation
95,000	3.100%, 7/29/2022	96,507
	Oracle Corporation
95,000	2.500%, 5/15/2022	93,618
	Sensata Technologies BV
1,200,000	4.875%, 10/15/2023[f]	1,146,000
	Texas Instruments, Inc.
95,000	1.750%, 5/1/2020	94,349

	Total	8,092,541

Transportation (0.4%)
	American Airlines Pass Through Trust
118,025	4.950%, 1/15/2023	125,992
	Avis Budget Car Rental, LLC
1,415,000	5.125%, 6/1/2022[f]	1,365,475
	Delta Air Lines, Inc.
98,380	4.950%, 5/23/2019	103,791
86,498	4.750%, 5/7/2020	91,255
	J.B. Hunt Transport Services, Inc.
95,000	3.300%, 8/15/2022	95,773
	Korea Expressway Corporation
200,000	1.625%, 4/28/2017[f]	199,932
	XPO Logistics, Inc.
850,000	6.500%, 6/15/2022[f]	718,781

	Total	2,700,999

U.S. Government and Agencies (0.2%)
	U.S. Treasury Notes
1,260,000	1.875%, 6/30/2020	1,289,761
325,000	2.125%, 6/30/2022	333,464

	Total	1,623,225

Utilities (1.7%)
	Access Midstream Partners, LP
610,000	4.875%, 5/15/2023	564,250
	AES Corporation
610,000	7.375%, 7/1/2021	632,875
	Calpine Corporation
870,000	6.000%, 1/15/2022[f]	901,538
1,080,000	5.375%, 1/15/2023	1,007,100
	DCP Midstream, LLC
450,000	5.850%, 5/21/2043[f]	360,000
	Dynegy Finance I, Inc.
1,200,000	7.375%, 11/1/2022	1,210,500
	Electricite de France SA
1,860,000	5.250%, 12/29/2049[f,i]	1,790,250
	Energy Transfer Equity, LP
1,240,000	5.500%, 6/1/2027	1,029,200
	Exelon Generation Company, LLC
144,000	5.200%, 10/1/2019	157,378
	NRG Energy, Inc.
610,000	6.625%, 3/15/2023	561,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Utilities (1.7%) - continued
	Southern California Edison Company
$2,800,000	6.250%, 8/1/2049[i]	$3,115,000
	TransCanada PipeLines, Ltd.
600,000	6.350%, 5/15/2067	506,250
	Xcel Energy, Inc.
95,000	1.200%, 6/1/2017	94,661

	Total	11,930,202

	Total Long-Term Fixed Income (cost $316,257,328)	314,739,479

Shares	Common Stock (29.0%)	Value
Consumer Discretionary (3.9%)
1,000	ABC-MART, Inc.	55,905
5,500	Aisan Industry Company, Ltd.	50,468
1,600	Aisin Seiki Company, Ltd.	53,683
4,690	Amazon.com, Inc.[j]	2,400,764
2,580	AutoZone, Inc.[j]	1,867,481
800	Bayerische Motoren Werke AG	55,020
8,200	Berkeley Group Holdings plc	415,087
23,860	Best Buy Company, Inc.	885,683
12,420	BorgWarner, Inc.	516,548
1,700	Brembo SPA	65,768
2,000	Bridgestone Corporation	69,212
8,000	Calsonic Kansei Corporation	60,075
11,794	Cedar Fair, LP	620,482
2,700	Chiyoda Company, Ltd.	86,633
6,000	Cineworld Group plc	50,458
65,952	Comcast Corporation	3,751,350
3,200	Compass Group plc	51,113
1,200	Daiichikosho Company, Ltd.	42,533
38,200	Debenhams plc	45,721
15,200	Echo Entertainment Group, Ltd.	52,011
30,200	EDION Corporation[k]	207,290
3,500	Electrolux AB	98,899
172,900	Enterprise Inns plc[j]	283,560
2,000	Eutelsat Communications	61,343
19,430	Ford Motor Company	263,665
6,620	General Motors Company	198,732
2,600	Geo Holdings Corporation	41,546
22,000	Gunze, Ltd.	66,550
12,200	Hakuhodo Dy Holdings, Inc.	115,666
5,260	Harman International Industries, Inc.	504,908
11,300	Haseko Corporation	128,010
10,100	Heiwa Corporation	173,220
19,000	Honda Motor Company, Ltd.	567,088
700	Hugo Boss AG	78,709
10,000	Informa plc	85,144
3,500	Intertek Group plc	129,159
15,990	Jarden Corporation[j]	781,591
10,200	JB Hi-Fi, Ltd.	137,364
3,200	JM AB	86,072
9,562	Las Vegas Sands Corporation	363,069
6,000	Luk Fook Holdings International, Ltd.	15,039
58,400	Marston’s plc	132,469
26,785	MDC Partners, Inc.	493,648
6,530	NIKE, Inc.	802,994
10,500	NOK Corporation	227,175
8,900	Oxford Industries, Inc.	657,532
9,000	PanaHome Corporation	58,526
5,300	Papa John’s International, Inc.	362,944
14,400	Papa Murphy’s Holdings, Inc.[j]	211,392
13,000	Persimmon plc	395,671
700	Priceline Group, Inc.[j]	865,802
3,500	SES SA	110,458

Shares	Common Stock (29.0%)	Value
Consumer Discretionary (3.9%) - continued
5,700	SHOWA Corporation	$45,447
4,400	Sports Direct International plc[j]	50,480
40,126	Starbucks Corporation	2,280,762
17,800	Sumitomo Forestry Company, Ltd.	199,379
8,700	Sumitomo Rubber Industries, Ltd.	120,766
9,000	Takashimaya Company, Ltd.	72,719
1,900	Tamron Company, Ltd.	34,708
32,770	Target Corporation	2,577,688
18,910	Toll Brothers, Inc.[j]	647,478
43,940	Tuesday Morning Corporation[j]	237,715
20,300	UBM plc	149,459
1,500	Valora Holding AG	285,614
10,000	Wacoal Holdings Corporation	119,649
14,600	WH Smith plc	346,086
13,100	WPP plc	272,728
2,600	Yokohama Rubber Company, Ltd.	45,857

	Total	27,387,765

Consumer Staples (1.4%)
3,100	AarhusKarlshamn AB	201,318
14,142	Anheuser-Busch InBev NV ADR	1,503,577
8,300	Axfood AB	137,107
1,901	Bakkafrost PF	60,764
1,000	British American Tobacco plc	55,176
7,100	Britvic plc	72,967
800	Carlsberg AS	61,473
42,100	Coca-Cola Company	1,689,052
15,200	Coca-Cola HBC AG	321,762
1,500	Cranswick plc	36,215
2,500	Henkel AG & Company KGaA	220,971
17,800	Imperial Tobacco Group plc	920,236
6,700	Japan Tobacco, Inc.	207,835
3,800	Jeronimo Martins SGPS SA	51,286
6,800	Kao Corporation	308,250
700	Kerry Group plc	52,662
34,600	Koninklijke Ahold NV	674,982
1,500	KOSE Corporation	136,904
9,400	Nestle SA	706,933
7,000	Nippon Meat Packers, Inc.	142,848
9,400	Nisshin Oillio Group, Ltd.	34,068
20,760	Philip Morris International, Inc.	1,646,891
1,800	Royal Unibrew AS	67,395
10,860	SalMar ASA	171,677
5,700	Suedzucker AG	103,655
1,300	Sugi Holdings Company, Ltd.	58,346
10,500	Swedish Match AB	317,400
600	TSURUHA Holdings, Inc.	51,707

	Total	10,013,457

Energy (2.4%)
2,400	Azrieli Group, Ltd.	95,945
63,370	Cobalt International Energy, Inc.[j]	448,660
4,440	Concho Resources, Inc.[j]	436,452
25,030	EOG Resources, Inc.	1,822,184
22,220	EQT Corporation	1,439,189
24,400	ERG SPA	341,278
3,900	Idemitsu Kosan Company, Ltd.	59,742
74,000	Kinder Morgan, Inc.	2,048,320
4,000	Royal Dutch Shell plc	94,880
44,200	Royal Dutch Shell plc ADR	2,094,638
12,403	Royal Dutch Shell plc, Class B	293,271
11,800	Showa Shell Sekiyu KK	93,017
84,000	Spectra Energy Corporation	2,206,680
18,000	TonenGeneral Sekiyu KK	174,437
50,300	Total SA ADR	2,248,913
290,130	Weatherford International, Ltd.[j]	2,460,302

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (29.0%)	Value
Energy (2.4%) - continued
7,400	Woodside Petroleum, Ltd.	$151,452

	Total	16,509,360

Financials (10.4%)
2,100	Acadia Realty Trust	63,147
3,240	Affiliated Managers Group, Inc.[j]	554,008
2,000	Agree Realty Corporation	59,700
12,928	Alexandria Real Estate Equities, Inc.	1,094,614
11,700	Allianz SE	1,837,998
105,000	American Capital Agency Corporation	1,963,500
6,151	American Realty Capital Properties, Inc.	47,486
204,000	Annaly Capital Management, Inc.	2,013,480
5,550	Apartment Investment & Management Company	205,461
300,000	Apollo Investment Corporation	1,644,000
183,600	Ares Capital Corporation	2,658,528
37,160	Assured Guaranty, Ltd.	929,000
31,500	Australia & New Zealand Banking Group, Ltd.	601,845
4,300	AvalonBay Communities, Inc.	751,726
52,400	Bank Hapoalim, Ltd.	263,683
29,812	Bank Leumi Le-Israel BMj	111,278
13,693	Bank of Queensland, Ltd.	112,097
93,000	Bank of Yokohama, Ltd.	565,257
9,000	Bendigo and Adelaide Bank, Ltd.	62,899
31,600	BinckBank NV	261,026
8,100	BioMed Realty Trust, Inc.	161,838
30,158	Blackstone Group, LP	955,104
1,700	Bluerock Residential Growth REIT, Inc.	20,366
1,300	Bolsas y Mercados Espanoles SA	43,977
8,514	Boston Properties, Inc.	1,008,058
35,510	Brixmor Property Group, Inc.	833,775
13,250	Camden Property Trust	979,175
21,840	Capital One Financial Corporation	1,583,837
14,204	Capital Shopping Centres Group plc	70,895
42,700	CapitaMall Trust	57,097
2,475	Care Capital Properties, Inc.	81,502
45,880	Charles Schwab Corporation	1,310,333
1,438	Chesapeake Lodging Trust	37,474
13,000	Chiba Bank, Ltd.	92,314
48,390	Citigroup, Inc.	2,400,628
13,500	CNP Assurances	187,581
750	CoreSite Realty Corporation	38,580
9,300	CubeSmart	253,053
2,500	CyrusOne, Inc.	81,650
40,270	DDR Corporation	619,353
62,700	DEXUS Property Group	316,193
3,700	Digital Realty Trust, Inc.	241,684
51,766	Direct Line Insurance Group plc	293,727
13,601	DnB ASA	177,008
21,700	Duke Realty Corporation	413,385
1,900	DuPont Fabros Technology, Inc.	49,172
14,020	E*TRADE Financial Corporation[j]	369,147
13,610	Encore Capital Group, Inc.[j]	503,570
3,100	EPR Properties	159,867
1,600	Equinix, Inc.	437,440
4,100	Equity Lifestyle Properties, Inc.	240,137
13,402	Equity Residential	1,006,758
2,200	Essex Property Trust, Inc.	491,524
1,950	Extra Space Storage, Inc.	150,462
800	Federal Realty Investment Trust	109,160
32,400	FlexiGroup, Ltd.[k]	53,719
38,700	Frasers Centrepoint Trust	51,842
91,000	Fukuoka Financial Group, Inc.	433,420

Shares	Common Stock (29.0%)	Value
Financials (10.4%) - continued
17,627	General Growth Properties, Inc.	$457,773
1,900	Geo Group, Inc.	56,506
180,000	Golub Capital BDC, Inc.	2,876,400
5,400	Hamborner REIT AG	52,194
11,500	Hang Seng Bank, Ltd.	207,442
5,500	Hannover Rueckversicherung SE	563,374
10,700	HCP, Inc.	398,575
8,557	Health Care REIT, Inc.	579,480
8,350	Healthcare Trust of America, Inc.	204,658
9,000	Henderson Land Development Company, Ltd.	53,817
5,200	Highwoods Properties, Inc.	201,500
22,000	Hokuhoku Financial Group, Inc.	50,373
4,000	Hospitality Properties Trust	102,320
37,302	Host Hotels & Resorts, Inc.	589,745
264,153	HSBC Holdings plc	1,992,689
650	Hudson Pacific Properties, Inc.	18,713
11,900	Hufvudstaden AB	155,929
89,000	Hysan Development Company, Ltd.	370,585
3,100	IG Group Holdings plc	36,129
40,142	Intermediate Capital Group plc	313,983
134,000	Invesco Mortgage Capital, Inc.	1,640,160
43,532	Invesco, Ltd.	1,359,504
26,600	Investa Office Fund	73,951
56,800	Investec plc	434,911
4,500	Iron Mountain, Inc.	139,590
27	Japan Logistics Fund, Inc.	48,523
1,300	Julius Baer Group, Ltd.	59,036
118,960	KeyCorp	1,547,670
2,100	Kilroy Realty Corporation	136,836
17,200	Kimco Realty Corporation	420,196
1,070	Lamar Advertising Company	55,833
3,000	LaSalle Hotel Properties	85,170
1,300	Liberty Property Trust	40,963
68,500	Link REIT	377,122
7,200	London Stock Exchange Group plc	263,910
4,600	Macerich Company	353,372
8,650	Medical Properties Trust, Inc.	95,669
31,988	MetLife, Inc.	1,508,234
3,400	Mid-America Apartment Communities, Inc.	278,358
2,900	Muenchener Rueckversicherungs-Gesellschaft AG	541,620
2,000	National Health Investors, Inc.	114,980
7,700	National Retail Properties, Inc.	279,279
197,000	New World Development Company, Ltd.	191,855
79,181	Nordea Bank AB	883,384
11,200	NorthStar Realty Finance Corporation	138,320
14,000	Ogaki Kyoritsu Bank, Ltd.	55,160
15,800	Old Mutual plc	45,280
3,950	Omega Healthcare Investors, Inc.	138,842
2,300	Outfront Media, Inc.	47,840
20,500	Oversea-Chinese Banking Corporation, Ltd.	126,942
15,996	PacWest Bancorp	684,789
4,700	Parkway Properties, Inc.	73,132
5,200	Physicians Realty Trust	78,468
25,850	Prologis, Inc.	1,005,565
5,312	Public Storage, Inc.	1,124,179
3,300	Realty Income Corporation	156,387
3,000	Regency Centers Corporation	186,450
10,600	Renasant Corporation	348,210
20,100	Resona Holdings, Inc.	102,414

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (29.0%)	Value
Financials (10.4%) - continued
1,900	Retail Opportunity Investments Corporation	$31,426
7,691	RLJ Lodging Trust	194,352
700	Sabra Healthcare REIT, Inc.	16,226
1,300	Sampo Oyj	62,917
7,700	Schroders plc	327,188
1,300	Senior Housing Property Trust	21,060
10,446	Simon Property Group, Inc.	1,919,139
51,900	Skandinaviska Enskilda Banken AB	555,082
1,800	SL Green Realty Corporation	194,688
140,000	Solar Capital, Ltd.	2,214,800
1,580	Sovran Self Storage, Inc.	148,994
20,900	Spirit Realty Captial, Inc.	191,026
100	St. Galler Kantonalbank AG	36,553
154,200	Stockland	418,934
1,631	Store Capital Corporation	33,696
7,900	Strategic Hotels & Resorts, Inc.[j]	108,941
61,000	Sumitomo Mitsui Trust Holdings, Inc.	223,568
5,800	Summit Hotel Properties, Inc.	67,686
12,100	Swiss Re AG	1,038,145
1,800	Talanx AG	53,925
3,963	Tanger Factory Outlet Centers, Inc.	130,660
1,100	Taubman Centers, Inc.	75,988
359,100	Two Harbors Investment Corporation	3,167,262
23,200	UBS Group AG	428,925
8,900	UDR, Inc.	306,872
17,823	UNIQA Insurance Group AG	154,545
35,400	United Overseas Bank, Ltd.	462,222
5,570	Urban Edge Properties	120,256
9,900	Ventas, Inc.	554,994
9,960	Vornado Realty Trust	900,583
6,600	Wallenstam AB	54,267
67,900	Wing Tai Holdings, Ltd.	79,774
2,300	WP Carey, Inc.	132,963
22,530	Zions Bancorporation	620,476
1,600	Zurich Insurance Group AG	392,810

	Total	72,080,770

Health Care (2.6%)
50,190	Abbott Laboratories	2,018,642
5,120	Actavis, Inc.[j]	1,391,667
800	Actelion, Ltd.	101,677
12,710	Akorn, Inc.[j]	362,299
9,040	Alexion Pharmaceuticals, Inc.[j]	1,413,766
10,110	Amgen, Inc.	1,398,415
5,900	Astellas Pharmaceutical, Inc.	76,370
2,500	CSL, Ltd.	157,333
8,400	Essilor International SA	1,026,220
700	Fresenius Medical Care AG & Company	54,709
700	Gerresheimer AG	51,168
9,400	Hikma Pharmaceuticals plc	324,710
16,200	Hologic, Inc.[j]	633,906
6,503	ICON plc[j]	461,518
3,140	Illumina, Inc.[j]	552,075
3,500	Kaken Pharmaceutical Company, Ltd.	324,861
1,300	Lonza Group AG	170,581
23,180	Medtronic, Inc.	1,551,669
33,200	Merck & Company, Inc.	1,639,748
6,100	Nichi-iko Pharmaceutical Company, Ltd.	160,630
8,300	Novartis AG	762,869
1,900	Otsuka Holdings Company, Ltd.	60,670
1,200	Paramount Bed Holdings Company, Ltd.	35,683

Shares	Common Stock (29.0%)	Value
Health Care (2.6%) - continued
79,088	Pfizer, Inc.	$2,484,154
2,200	Recordati SPA	50,766
400	Roche Holding AG	106,189
1,400	Sanofi	133,281
2,800	Suzuken Company, Ltd.	93,372
900	Teva Pharmaceutical Industries, Ltd.	50,863
4,850	Waters Corporation[j]	573,318

	Total	18,223,129

Industrials (2.7%)
2,700	Aalberts Industries NV	80,018
1,200	Adecco SA	87,883
18,340	ADT Corporation	548,366
5,100	Aida Engineering, Ltd.	42,049
64,400	Air New Zealand, Ltd.	101,336
30,000	Asahi Glass Company, Ltd.	175,300
36,000	BAE Systems plc	244,029
16,890	Boeing Company	2,211,745
15,200	Central Glass Company, Ltd.	66,430
1,900	Croda International plc	77,964
12,000	CTT-Correios de Portugal SA	134,031
8,000	Dai Nippon Printing Company, Ltd.	77,299
7,506	Dart Group plc	54,957
5,200	Deutsche Post AG	144,056
2,800	DSV AS	104,627
1,300	Elbit Systems, Ltd.	96,100
11,820	EMCOR Group, Inc.	523,035
14,330	FedEx Corporation	2,063,233
13,280	Flowserve Corporation	546,339
675	Flughafen Wien Aktiengesellschaft	60,875
200	Flughafen Zuerich AG	139,205
5,159	Galliford Try plc	124,031
100	Georg Fischer AG	56,677
2,500	Go-Ahead Group plc	92,883
4,300	Hamburger Hafen und Logistik AG	70,056
9,000	Hankyu Hanshin Holdings, Inc.	55,045
12,780	HNI Corporation	548,262
900	Hoshizaki Electric Company, Ltd.	63,087
19,880	Illinois Tool Works, Inc.	1,636,323
3,600	Inaba Denki Sangyo Company, Ltd.	108,623
31,350	Ingersoll-Rand plc	1,591,639
12,200	Intrum Justitia AB	422,023
45,900	ITOCHU Corporation	485,220
2,300	Jardine Matheson Holdings, Ltd.	108,907
900	Jungheinrich AG	65,254
16,800	KITZ Corporation	74,762
12,900	Komatsu, Ltd.	189,352
3,800	KONE Oyj	144,620
3,800	Koninklijke Boskalis Westminster NV	166,337
31,000	Macquarie Infrastructure Corporation	2,314,460
6,600	MIRAIT Holdings Corporation	59,859
9,000	Mitsuboshi Belting, Ltd.	68,507
7,200	Nippon Konpo Unyu Soko Company, Ltd.	127,154
11,900	Nitto Kogyo Corporation	208,347
6,000	Obayashi Corporation	51,193
22,940	Rentokil Initial plc	51,243
700	Rieter Holding AG	103,628
7,100	Sandvik AB	60,480
8,200	Siemens AG	732,567
3,800	Teleperformance SA	288,336
2,100	TKH Group NV	76,172
12,000	Toppan Printing Company, Ltd.	96,666
1,700	Travis Perkins plc	50,716
5,200	Tsubakimoto Chain Company	32,590
4,690	WABCO Holdings, Inc.[j]	491,653

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Common Stock (29.0%)	Value
Industrials (2.7%) - continued
1,600	Yuasa Trading Company, Ltd.	$32,920

	Total	18,428,469

Information Technology (3.6%)
19,670	Alibaba Group Holding, Ltd. ADR[j]	1,159,940
4,700	Alps Electric Company, Ltd.	132,728
29,380	Apple, Inc.	3,240,614
10,530	Autodesk, Inc.[j]	464,794
11,200	Brother Industries, Ltd.	135,005
25,000	Canon, Inc.	723,188
1,100	Cap Gemini SA	98,234
7,900	Carsales.com, Ltd.[k]	54,422
9,200	Check Point Software Technologies, Ltd.[j,k]	729,836
54,980	Cisco Systems, Inc.	1,443,225
5,100	Dialog Semiconductor plc[j]	204,606
2,300	DTS Corporation	54,345
71,742	EMC Corporation	1,733,287
18,160	Facebook, Inc.[j]	1,632,584
23,100	FUJIFILM Holdings NPV	863,528
2,430	Google, Inc., Class Aj	1,551,239
2,317	Google, Inc., Class Cj	1,409,709
5,000	Hitachi Kokusai Electric, Inc.	52,835
2,200	Ingenico Group	265,841
6,900	IRESS, Ltd.	46,569
3,000	IT Holdings Corporation	68,057
2,700	ITOCHU Techno-Solutions Corporation	57,583
22,820	Juniper Networks, Inc.	586,702
1,700	Kyocera Corporation	77,860
21,590	MasterCard, Inc.	1,945,691
39,442	MaxLinear, Inc.[j]	490,659
28,470	Microsoft Corporation	1,260,082
9,300	NEC Networks & System Integration Corporation	166,271
1,800	NS Solutions Corporation	76,080
1,300	Oracle Corporation Japan	54,898
11,250	Plantronics, Inc.	572,063
21,140	Progress Software Corporation[j]	546,046
16,700	QLIK Technologies, Inc.[j]	608,715
2,400	Samsung Electronics Company, Ltd. GDR	1,135,027
6,300	SAP SE	408,139
1,900	Trend Micro, Inc.	67,116
3,570	Ultimate Software Group, Inc.[j]	639,066

	Total	24,756,584

Materials (0.6%)
1,990	Airgas, Inc.	177,767
1,980	Ashland, Inc.	199,228
19,700	BillerudKorsnas AB	283,645
16,500	Boral, Ltd.	61,367
4,200	Buzzi Unicem SPA	70,207
4,850	Crown Holdings, Inc.[j]	221,887
24,300	Daicel Corporation	298,302
6,020	Domtar Corporation	215,215
9,000	DOWA Holdings Company, Ltd.	68,201
3,760	FMC Corporation	127,502
200	Givaudan SA	325,433
8,400	Hokuetsu Kishu Paper Company, Ltd.	45,638
2,600	Holmen AB	72,915
5,700	Mondi plc	119,467
2,200	Nippon Steel & Sumitomo Metal Corporation	40,090
39,765	Norsk Hydro ASA	132,599
29,738	OceanaGold Corporation	43,454

Shares	Common Stock (29.0%)	Value
Materials (0.6%) - continued
9,000	Oji Holdings Corporation	$38,630
9,210	Owens-Illinois, Inc.[j]	190,831
2,080	PPG Industries, Inc.	182,395
12,000	Rengo Company, Ltd.	46,384
11,940	Steel Dynamics, Inc.	205,129
16,000	Sumitomo Metal Mining Company, Ltd.	181,756
9,000	Sumitomo Seika Chemicals Company, Ltd.	57,649
10,400	UPM-Kymmene Oyj	156,112
8,200	Vedanta Resources plc	52,821
10,775	Yara International ASA	429,843

	Total	4,044,467

Telecommunications Services (0.6%)
84,400	Bezeq Israel Telecommunication Corporation, Ltd.	161,525
49,126	BT Group plc	312,664
13,100	Elisa Oyj	443,138
10,600	Freenet AG	350,697
180,980	KCOM Group plc	244,465
30,600	Orange SA	463,876
5,900	Proximus SA	204,094
19,100	StarHub, Ltd.	46,506
233,700	Telstra Corporation, Ltd.	923,982
11,600	Vivendi SA	274,825
20,450	Zayo Group Holdings, Inc.[j]	518,612

	Total	3,944,384

Utilities (0.8%)
186,800	A2A SPA	231,907
59,000	Brookfield Infrastructure Partners, LP	2,169,430
28,000	CLP Holdings, Ltd.	239,371
9,600	E.ON SE	82,382
162,000	Electricidade de Portugal SA	593,495
86,500	Enel SPA	385,964
37,106	MDU Resources Group, Inc.	638,223
4,000	National Grid plc	55,708
11,574	NorthWestern Corporation	623,029
19,000	Osaka Gas Company, Ltd.	72,037
54,900	Redes Energeticas Nacionais SGPS SA	164,597
1,900	Severn Trent plc	62,852
2,400	SSE plc	54,319
9,000	Toho Gas Company, Ltd.	53,071
24,400	United Utilities Group plc	341,989

	Total	5,768,374

	Total Common Stock (cost $220,831,643)	201,156,759

Shares	Preferred Stock (4.6%)	Value
Financials (4.2%)
50,000	Affiliated Managers Group, Inc., 5.250%	1,249,500
9,375	Agribank FCB, 6.875%[i]	986,133
63,000	Allstate Corporation, 5.100%	1,598,940
64,790	Annaly Capital Management, Inc., 7.500%[i]	1,597,722
1,200	Bank of America Corporation, Convertible, 7.250%[i]	1,292,400
61,780	Citigroup, Inc., 6.875%[i]	1,647,673
35,980	Citigroup, Inc., 7.875%	924,326
20,070	Cobank ACB, 6.250%[i]	2,074,736
24,000	Countrywide Capital V, 7.000%	616,080
6,000	Farm Credit Bank of Texas, 6.750%[f,i]	626,625

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Shares	Preferred Stock (4.6%)	Value
Financials (4.2%) - continued
86,800	GMAC Capital Trust I, 8.125%	$2,216,004
78,200	Goldman Sachs Group, Inc., 5.500%[i]	1,914,336
72,000	HSBC USA, Inc., 6.500%[i]	1,826,640
375	M&T Bank Corporation, 6.375%[i]	380,625
47,580	Morgan Stanley, 6.875%[i]	1,271,813
44,100	Morgan Stanley, 7.125%[i]	1,210,545
40,500	PNC Financial Services Group, Inc., 6.125%[i]	1,110,105
93,000	RBS Capital Funding Trust V, 5.900%[i]	2,266,410
15,000	Royal Bank of Scotland Group plc, 7.250%[i]	378,450
52,000	U.S. Bancorp, 6.500%[i]	1,493,440
24,000	Wells Fargo & Company, 5.850%[i]	612,000
1,695	Wells Fargo & Company, Convertible, 7.500%[i]	1,979,760

	Total	29,274,263

Materials (0.3%)
31,000	CHS, Inc., 6.750%[i]	803,210
48,800	CHS, Inc., 7.100%[i]	1,296,128

	Total	2,099,338

Utilities (0.1%)
12,000	Southern California Edison Company Trust IV, 5.375%[i]	309,000

	Total	309,000

	Total Preferred Stock (cost $31,449,975)	31,682,601

Shares	Mutual Funds (4.0%)	Value
Equity Mutual Funds (3.4%)
418,500	Alerian MLP ETF	5,222,880
90,500	Energy Select Sector SPDR Fund	5,538,600
186,000	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	1,848,840
14,150	iShares MSCI EAFE Index Fund	811,078
61,420	Materials Select Sector SPDR Fund	2,451,887
153,400	SPDR S&P Oil & Gas Exploration & Production ETF	5,037,656
55,670	Utilities Select Sector SPDR Fund	2,409,954

	Total	23,320,895

Fixed Income Mutual Funds (0.6%)
9,100	iShares Intermediate Credit Bond ETF	988,260
37,700	Vanguard Short-Term Corporate Bond ETF	3,005,067

	Total	3,993,327

	Total Mutual Funds (cost $31,202,201)	27,314,222

Shares	Collateral Held for Securities Loaned (0.1%)	Value
1,067,300	Thrivent Cash Management Trust	1,067,300

	Total Collateral Held for Securities Loaned (cost $1,067,300)	1,067,300

Shares or Principal Amount	Short-Term Investments (4.7%)[l]	Value
	Federal Home Loan Bank Discount Notes
500,000	0.091%, 10/9/2015[m]	$499,990
500,000	0.145%, 10/14/2015[m]	499,974
1,600,000	0.140%, 10/21/2015[m]	1,599,875
100,000	0.165%, 11/12/2015[m]	99,981
	Thrivent Cash Management Trust
29,904,345	0.110%	29,904,345

	Total Short-Term Investments (at amortized cost)	32,604,165

	Total Investments (cost $732,362,779) 101.4%	$702,651,281

	Other Assets and Liabilities, Net (1.4%)	(9,674,139)

	Total Net Assets 100.0%	$692,977,142

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2015.
e	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2015.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2015, the value of these investments was $74,080,979 or 10.7% of total net assets.
g	All or a portion of the security is insured or guaranteed.
h	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Non-income producing security.
k	All or a portion of the security is on loan.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	At September 30, 2015, $2,699,820 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Fund owned as of September 30, 2015.

Security	Acquisition Date	Cost
AIG Life Holdings, Inc., 12/1/2045	7/19/2012	$1,258,407
Bayview Opportunity Master Fund Trust, 7/28/2019	7/30/2014	456,023
Bayview Opportunity Master Fund Trust, 2/28/2035	2/27/2015	1,643,355
Bayview Opportunity Master Fund Trust, 7/28/2034	3/19/2015	587,782

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Security	Acquisition Date	Cost
Liberty Mutual Group, Inc., 6/15/2058	1/12/2009	$1,048,855
Oak Hill Advisors Residential Loan Trust, 1/25/2055	3/5/2015	1,251,178
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	1,814,780
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	822,380
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	1,517,063

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$13,807,871
Gross unrealized depreciation	(43,519,369)

Net unrealized appreciation (depreciation)	($29,711,498)

Cost for federal income tax purposes	$732,362,779

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2015, in valuing Diversified Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	5,111,323	–	4,474,189	637,134
Capital Goods	3,720,463	–	3,720,463	–
Communications Services	31,273,732	–	29,091,952	2,181,780
Consumer Cyclical	15,301,378	–	14,154,018	1,147,360
Consumer Non-Cyclical	14,544,601	–	14,544,601	–
Energy	6,065,785	–	4,214,998	1,850,787
Financials	6,637,264	–	6,637,264	–
Technology	5,508,004	–	5,508,004	–
Transportation	3,435,901	–	2,464,392	971,509
Utilities	2,488,304	–	2,488,304	–
Long-Term Fixed Income
Asset-Backed Securities	24,045,169	–	24,045,169	–
Basic Materials	3,893,263	–	3,893,263	–
Capital Goods	7,777,119	–	7,777,119	–
Collateralized Mortgage Obligations	101,602,690	–	101,602,690	–
Commercial Mortgage-Backed Securities	2,827,505	–	2,827,505	–
Communications Services	15,323,668	–	15,323,668	–
Consumer Cyclical	14,726,434	–	14,726,434	–
Consumer Non-Cyclical	16,901,790	–	16,901,790	–
Energy	12,010,548	–	12,010,548	–
Financials	63,916,522	–	60,198,412	3,718,110
Foreign Government	18,519,836	–	18,519,836	–
Mortgage-Backed Securities	8,847,968	–	8,847,968	–
Technology	8,092,541	–	8,092,541	–
Transportation	2,700,999	–	2,700,999	–
U.S. Government and Agencies	1,623,225	–	1,623,225	–
Utilities	11,930,202	–	11,930,202	–
Common Stock
Consumer Discretionary	27,387,765	21,292,228	6,095,537	–
Consumer Staples	10,013,457	4,839,520	5,173,937	–
Energy	16,509,360	15,205,338	1,304,022	–
Financials	72,080,770	55,197,436	16,883,334	–
Health Care	18,223,129	14,481,177	3,741,952	–
Industrials	18,428,469	12,475,055	5,953,414	–
Information Technology	24,756,584	21,149,279	3,607,305	–
Materials	4,044,467	1,519,954	2,524,513	–
Telecommunications Services	3,944,384	518,612	3,425,772	–
Utilities	5,768,374	3,430,682	2,337,692	–
Preferred Stock
Financials	29,274,263	25,206,144	4,068,119	–
Materials	2,099,338	2,099,338	–	–
Utilities	309,000	309,000	–	–
Mutual Funds
Equity Mutual Funds	23,320,895	23,320,895	–	–
Fixed Income Mutual Funds	3,993,327	3,993,327	–	–
Collateral Held for Securities Loaned	1,067,300	1,067,300	–	–
Short-Term Investments	32,604,165	29,904,345	2,699,820	–
Total	$702,651,281	$236,009,630	$456,134,971	$10,506,680

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,160,152	1,160,152	–	–
Total Asset Derivatives	$1,160,152	$1,160,152	$–	$–

Liability Derivatives
Futures Contracts	155,758	155,758	–	–
Total Liability Derivatives	$155,758	$155,758	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(278)	December 2015	($60,898,527)	($60,890,687)	$7,840
5-Yr. U.S. Treasury Bond Futures	466	December 2015	55,844,993	56,160,284	315,291
10-Yr. U.S. Treasury Bond Futures	(88)	December 2015	(11,205,290)	(11,328,626)	(123,336)
30-Yr. U.S. Treasury Bond Futures	5	December 2015	771,266	786,719	15,453
S&P 500 Index Futures	(93)	December 2015	(45,198,777)	(44,377,276)	821,501
S&P 500 Index Mini-Futures	26	December 2015	2,513,732	2,481,310	(32,422)
Ultra Long Term U.S. Treasury Bond Futures	1	December 2015	160,339	160,406	67
Total Futures Contracts					$1,004,394

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Fund, is as follows:

Fund	Value December 31, 2014	Gross Purchases	Gross Sales	Shares Held at September 30, 2015	Value September 30, 2015	Income Earned January 1, 2015 - September 30, 2015
Cash Management Trust-Collateral Investment	$3,898,339	$30,835,200	$33,666,239	1,067,300	$1,067,300	$52,635
Cash Management Trust-Short Term Investment	65,277,133	282,960,437	318,333,225	29,904,345	29,904,345	23,774
Total Value and Income Earned	69,175,472				30,971,645	76,409

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

NOTES TO SCHEDULE OF INVESTMENTS

as of September 30, 2015

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the latest bid quotation of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/ dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments – Each of the Funds, with the exception of Money Market Fund, may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for

33

NOTES TO SCHEDULE OF INVESTMENTS

as of September 30, 2015

(unaudited)

replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearing house stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses in the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for hedging or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – Each of the Funds, with the exception of Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an

34

NOTES TO SCHEDULE OF INVESTMENTS

as of September 30, 2015

(unaudited)

option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – Each of the Funds, with the exception of Money Market Fund, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.

Swap Agreements – Each of the Funds, with the exception of Money Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default

35

NOTES TO SCHEDULE OF INVESTMENTS

as of September 30, 2015

(unaudited)

swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

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Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 25, 2015	THRIVENT MUTUAL FUNDS

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 25, 2015	By:	/s/ David S. Royal
David S. Royal
President

Date: November 25, 2015	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer